[LOGO OF QUANT FUNDS]

QUANT FUNDS

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2001

U.S. EQUITY FUNDS
  Quant Small Cap Fund
  Quant Mid Cap Fund
  Quant Growth and Income Fund

INTERNATIONAL EQUITY FUNDS
  Quant International Equity Fund
  Quant Emerging Markets Fund
  Quant Foreign Value Fund

--------------------------------------------------------------------------------

[LOGO]

Q U A N T   F U N D S

November 19, 2001

Dear Fellow Shareholder:

I am pleased to provide you with the Semi-Annual Report for the Quant Funds for the six-month period from April 1, 2001 through September 30, 2001. We believe that the domestic and international funds continue to offer a compelling solution to meeting your long-term financial goals even considering the significant market volatility that has occurred over the past six months. As the year comes to a close, we continue to believe that each of the funds' portfolios remain well positioned to take advantage of the market opportunities in the upcoming year as well as the remainder of the fiscal year.


It has been difficult to predict investor sentiment over the past few weeks; however, using history as our guide, we know that reacting to a short-term event is seldom a prudent approach to attaining long-term investment goals. Just as our portfolio managers stick to a disciplined, consistent investment strategy regardless of short-term market conditions, we urge our shareholders and investment professionals to also stick with their long-term plans. Additionally, our managers will seek to make the most of the turbulent time in the economy to focus on good buying opportunities.


Recently, the Trustees of the Quant Funds decided to close and liquidate the Quant International Equity Fund by November 30, 2001 as a result of the reduction in assets in the Fund. Shareholders of the Fund have the option to exchange into another Quant Fund or redeem their shares. One of the funds they may exchange into is the Quant Foreign Value Fund which was opened in May, 1998 as an international, value fund. The Quant Foreign Value Fund's objective is similar to the Quant International Equity Fund, but with a value focus that has proved positive during these trying times and accordingly, would be a comparable fund to exchange into for exposure in developed international markets. Additionally, the Quant Foreign Value Fund's benchmark is the same benchmark used for the Quant International Equity Fund, the Morgan Stanley Europe, Australasia and Far East (EAFE) Index (MSCI EAFE).


We are committed to helping you reach your long-term investment goals. Please access our web site at www.QuantFunds.com where we update fund prices as well as fund and benchmark performance daily. Additionally, we are continually posting new press releases and interactive tools for you to use. Remember, as a shareholder of the Quant Funds, you can access your current and historical account balances daily as well as make subsequent purchases online. For potential shareholders, we have an interactive online mutual fund application that makes it simple to open a new Quant Funds account. We believe you will be extremely pleased at how easy it is to open an account with the Quant Funds.


We continue to strive to provide value to our shareholders by remaining devoted to our discipline and our long-term view of the market. We are available by phone (1-800-326-2151) or email (info@quantfunds.com) at any time to answer your questions and provide assistance. We encourage you to check our web site weekly at www.QuantFunds.com. Thank you very much and best of luck in your investing endeavors.

Sincerely,

/s/ Willard L. Umphrey

Willard L. Umphrey
President

 55 Old Bedford Road, Lincoln, MA 01773 o voice 800-326-2151 o fax 781-259-1166
         o www.QuantFunds.com o Distributed by U.S. Boston Capital Corp.

                                                                    QUANT FUNDS
[LOGO] -------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2001 (Unaudited)
QUANT SMALL CAP FUND
--------------------------------------------------------------------------------

COMMON STOCK--96.1%

                                                       Shares           Value
AIR TRAVEL--0.2%
  AirTran Holdings Inc. (a)                             31,930       $  135,383
                                                                     ----------
APPAREL & TEXTILES--1.0%
  Osh Kosh B'Gosh Inc.                                  26,945          700,570
                                                                     ----------
BANKS--1.1%
  Mercantile Bankshares Corporation                     19,220          763,034
                                                                     ----------
BROADCASTING--1.7%
  Entercom Communications Corporation (a)               22,805          775,370
  Regent Communications Inc. (a)                        64,235          386,695
                                                                     ----------
                                                                      1,162,065
                                                                     ----------
BUSINESS SERVICES--3.4%
  Henry (Jack) & Associates Inc.                       100,950        2,290,555
                                                                     ----------
CONSTRUCTION & MINING EQIUPMENT--0.3%
  Grant Prideco Inc. (a)                                31,790          193,601
                                                                     ----------
DOMESTIC OIL--1.0%
  Devon Energy Corporation (a)                          19,660          676,304
                                                                     ----------
DRUG & HEALTHCARE--22.6%
  Apria Healthcare Group Inc. (a)                       57,410        1,486,919
  Beverly Enterprises Inc. (a)                         110,025        1,122,255
  DaVita Inc. (a)                                       26,210          533,373
  ILEX Oncology Inc. (a)                                51,585        1,354,622
  Lexicon Genetics Inc. (a)                             16,965          128,934
  Medicis Pharmaceutical Corporation Inc. (a)           24,280        1,213,514
  Mid Atlantic Medical Services Inc. (a)               124,530        2,615,130
  NBTY Inc. (a)                                         53,535          704,521
  Onyx Pharmaceuticals Inc. (a)                         36,480          128,045
  Orthodontic Centers of America Inc. (a)               83,155        2,049,771
  Priority Healthcare Corporation (a)                   51,845        1,244,280
  Schein (Henry) Inc. (a)                               23,495          906,907
  St. Jude Medical Inc. (a)                             19,455        1,331,695
  Telik Inc. (a)                                        42,490          276,185
                                                                     ----------
                                                                     15,096,151
                                                                     ----------
ELECTRICAL EQUIPMENT--2.6%
  Amphenol Corporation (a)                              24,580          854,155
  Cable Design Technologies Corporation (a)             73,307          868,688
                                                                     ----------
                                                                      1,722,843
                                                                     ----------
FINANCIAL SERVICES--5.6%
  IndyMac Bancorp Inc. (a)                              82,350        2,232,508
  Metris Companies                                      60,860        1,506,285
                                                                     ----------
                                                                      3,738,793
                                                                     ----------
FOOD & BEVERAGE--4.2%
  Interstate Bakeries Corporation                       75,060        1,914,030
  Whole Foods Market Inc. (a)                           27,510          864,089
                                                                     ----------
                                                                      2,778,119
                                                                     ----------
GAS EXPLORATION--3.4%
  Chesapeake Energy Corporation (a)                    253,066        1,429,823
  Global Marine Inc. (a)                                59,320          830,480
                                                                     ----------
                                                                      2,260,303
                                                                     ----------
HOUSEHOLD PRODUCTS--2.4%
  Cost Plus Inc. (a)                                    45,535          836,023
  Tupperware Corporation                                37,985          757,421
                                                                     ----------
                                                                      1,593,444
                                                                     ----------

                                                       Shares           Value
INSURANCE--7.1%
  Everest Reinsurance Group Ltd.                        30,010       $1,941,647
  Mutual Risk Management Ltd.                          113,110          859,636
  RenaissanceRe Holdings                                21,905        1,947,573
                                                                     ----------
                                                                      4,748,856
                                                                     ----------
INTERNATIONAL OIL--0.4%
  Trico Marine Services Inc. (a)                        42,450          251,304
                                                                     ----------
LIQUOR--1.6%
  Coors Adolph Company                                  23,135        1,041,075
                                                                     ----------
MISCELLANEOUS--3.7%
  International Speedway Corporation                    29,425        1,024,873
  United Rentals Inc. (a)                               81,750        1,417,545
                                                                     ----------
                                                                      2,442,418
                                                                     ----------
PETROLEUM SERVICES--0.7%
  Core Laboratories NV (a)                              32,120          413,063
                                                                     ----------
POLLUTION CONTROL--1.6%
  Waste Connections Inc. (a)                            39,500        1,066,500
                                                                     ----------
PUBLISHING--3.8%
  Scholastic Corporation (a)                            58,450        2,542,575
                                                                     ----------
REAL ESTATE--6.4%
  Arden Realty Inc.                                     47,700        1,219,689
  CarrAmerica Realty Corporation                        22,235          666,161
  Highwoods Properties Inc.                             45,915        1,136,396
  SL Green Realty Corporation                           39,600        1,248,192
                                                                     ----------
                                                                      4,270,438
                                                                     ----------
RETAIL TRADE--6.8%
  Abercrombie & Fitch Company (a)                       38,945          685,043
  American Eagle Outfitters Inc. (a)                    33,580          668,242
  BJ's Wholesale Club Inc. (a)                          18,905          900,067
  Blockbuster Inc.                                      53,170        1,164,423
  Cash America International Inc.                       85,280          776,048
  Genesco Inc.                                          21,940          356,525
                                                                     ----------
                                                                      4,550,348
                                                                     ----------
SOFTWARE--11.4%
  Activision Inc. (a)                                   46,710        1,271,446
  Borland Software Corporation (a)                      63,545          514,714
  NVIDIA Corporation (a)                                88,430        2,429,172
  Peregrine Systems Inc. (a)                            66,955          845,642
  Steris Corporation (a)                                95,725        1,881,954
  Ulticom Inc. (a)                                      77,020          622,322
                                                                     ----------
                                                                      7,565,250
                                                                     ----------
TECHNOLOGY--1.7%
  PerkinElmer Inc.                                      42,424        1,113,206
                                                                     ----------
TELECOMMUNICATION SERVICES--1.4%
  Global Crossing Ltd. (a)                              94,150          169,470
  Montana Power Company                                 71,180          373,695
  Western Wireless Corporation (a)                      11,350          383,403
                                                                     ----------
                                                                        926,568
                                                                     ----------
TOTAL COMMON STOCK
  (Cost $59,974,148)                                                 64,042,766
                                                                     ----------

--------------------------------------------------------------------------------

QUANT FUNDS
--------------------------------------------------------------------------[LOGO]

PORTFOLIO OF INVESTMENTS September 30, 2001 (Unaudited)
QUANT SMALL CAP FUND--Continued
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--4.4%

                                                  Par Value          Value
  State Street Bank & Trust Repurchase
    Agreement 1.25%, 10/1/01, (Dated
    9/28/01), Collateralized by
    $1,950,000 U.S. Treasury Bond
    10.625%, 8/15/15, Market Value
    $3,030,000, Repurchase Proceeds
    $2,966,309 (Cost $2,966,000)                  $2,966,000      $ 2,966,000
                                                                  ------------
TOTAL INVESTMENTS--100.5%
  (Cost $62,940,148) (b)                                           67,008,766
OTHER ASSETS & LIABILITIES (NET)--(0.5)%                             (355,295)
                                                                  ------------
NET ASSETS--100%                                                  $66,653,471
                                                                  ============
(a)  Non-income producing security.
(b)  At September 30, 2001, the unrealized  appreciation of investments based on aggregate cost for federal tax purposes of $62,940,148 was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost                                               $12,164,821
    Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax
       cost over value                                              (8,096,203)
                                                                   ------------
    Net unrealized appreciation                                    $ 4,068,618
                                                                   ============

   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

                                                                    QUANT FUNDS
[LOGO]--------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2001 (Unaudited)
QUANT MID CAP FUND
--------------------------------------------------------------------------------

COMMON STOCK--96.9%

                                                     Shares           Value
APPAREL & TEXTILES--2.5%
  Lands' End Inc. (a)                                11,860        $  342,754
                                                                   ----------
BANKS--4.2%
  Hibernia Corporation                               17,550           286,942
  Zions Bancorporation                                5,095           273,398
                                                                   ----------
                                                                      560,340
                                                                   ----------
BUSINESS SERVICES--2.1%
  Manpower Inc.                                      10,550           277,782
                                                                   ----------
CHEMICALS--2.0%
  Martin Marietta Materials Inc.                      6,775           264,970
                                                                   ----------
COMPUTERS & BUSINESS EQUIPMENT--3.4%
  Advanced Micro Devices Inc. (a)                    14,170           115,485
  Citrix Systems Inc. (a)                            15,590           308,682
  Wind River Systems Inc. (a)                         2,845            29,873
                                                                   ----------
                                                                      454,040
                                                                   ----------
DRUGS & HEALTHCARE--16.1%
  Forest Labs Inc. (a)                                3,860           278,461
  Genzyme Corporation (a)                             6,910           313,852
  Health Management Association (a)                  13,055           271,022
  Health Net Inc. (a)                                17,315           332,794
  HEALTHSOUTH Corporation (a)                        17,750           288,615
  King Pharmaceuticals Inc. (a)                       9,896           415,137
  Shire Pharmaceuticals Group PLC (a) (c)             6,780           273,234
                                                                   ----------
                                                                    2,173,115
                                                                   ----------
ELECTRONICS--4.4%
  American Power Conversion Corporation (a)          14,055           164,162
  Applied Micro Circuits Corporation (a)             15,680           109,603
  SPX Corporation (a)                                 3,395           281,446
  Vitesse Semiconductor Corporation (a)               4,710            36,503
                                                                   ----------
                                                                      591,714
                                                                   ----------
FINANCIAL SERVICES--3.5%
  Metris Companies Inc.                               9,250           228,938
  Old Republic International Corporation              9,120           239,035
                                                                   ----------
                                                                      467,973
                                                                   ----------
FOOD & BEVERAGE--3.0%
  Pepsi Bottling Group Inc.                           8,955           412,557
                                                                   ----------
FOREST PRODUCTS--2.1%
  Georgia-Pacific Corporation                         9,785           281,710
                                                                   ----------
GAS & PIPELINE UTILITIES--1.8%
  Kinder Morgan Inc.                                  4,935           242,851
                                                                   ----------
GAS EXPLORATION--1.6%
  Noble Drilling Corporation (a)                      9,155           219,720
                                                                   ----------
HOTELS & RESTAURANTS--6.3%
  Brinker International Inc. (a)                     18,055           426,459
  Darden Restaurants Inc.                            16,385           430,106
                                                                   ----------
                                                                      856,565
                                                                   ----------
INSURANCE--12.1%
  ACE Limited                                         9,050           261,273
  Allmerica Financial Corporation                     7,570           339,515
  Lincoln National Corporation                        6,090           283,977
  SAFECO Corporation                                 12,855           389,892
  XL Capital Ltd.                                     4,480           353,920
                                                                   ----------
                                                                    1,628,577
                                                                   ----------

                                                     Shares           Value
INVESTMENT COMPANIES--9.0%
  Bear Stearns Companies Inc.                         6,305        $  315,313
  Eaton Vance Corporation                            10,245           321,181
  Public Storage Inc.                                 8,330           278,222
  Waddell & Reed Financial Inc.                      11,380           295,880
                                                                   ----------
                                                                    1,210,596
                                                                   ----------
PETROLEUM SERVICES--4.5%
  ENSCO International Inc.                           10,965           160,308
  Questar Corporation                                11,550           233,079
  Weatherford International Inc.                      8,165           208,289
                                                                   ----------
                                                                      601,676
                                                                   ----------
RETAIL TRADE--12.3%
  BJ's Wholesale Club Inc. (a)                        7,900           376,119
  Circuit City Stores Inc.                           18,660           223,920
  Coach Inc. (a)                                      9,340           247,603
  Office Depot Inc. (a)                              39,290           534,344
  Venator Group Inc. (a)                             17,875           272,594
                                                                   ----------
                                                                    1,654,580
                                                                   ----------
SOFTWARE--1.7%
  Network Appliance Inc. (a)                         16,355           111,214
  Rational Software Corporation (a)                  13,775           119,292
                                                                   ----------
                                                                      230,506
                                                                   ----------
TELECOMMUNICATION SERVICES--1.1%
  Montana Power Company                              20,105           105,551
  Sonus Networks Inc. (a)                            13,950            41,850
                                                                   ----------
                                                                      147,401
                                                                   ----------
UTILITIES--1.3%
  Constellation Energy Group Inc.                     7,395           178,959
                                                                   ----------
WASTE MANAGEMENT--1.9%
  Allied Waste Industries Inc. (a)                   20,155           256,976
                                                                   ----------
TOTAL COMMON STOCK
  (Cost $15,764,859)                                               13,055,362
                                                                   ----------


--------------------------------------------------------------------------------

QUANT FUNDS
--------------------------------------------------------------------------[LOGO]

PORTFOLIO OF INVESTMENTS September 30, 2001 (Unaudited)
QUANT MID CAP FUND--Continued
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--1.2%

                                                Par Value         Value
State Street Bank & Trust Repurchase
  Agreement 1.25%, 10/1/01, (Dated
  9/28/01), Collateralized by $140,000
  U.S. Treasury Bond 6.625%,
  5/15/07, Market Value $161,299,
  Repurchase Proceeds $158,016
  (Cost $158,000)                                $158,000      $   158,000
                                                               -----------
TOTAL INVESTMENTS--98.1%
  (Cost $15,922,859) (b)                                        13,213,362
OTHER ASSETS & LIABILITIES (NET)--
  1.9%                                                             258,245
                                                               -----------
NET ASSETS--100%                                               $13,471,607
                                                               ===========
(a)  Non-income producing security.
(b)  At September 30, 2001, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $15,922,859 was as follows:

     Aggregate gross unrealized appreciation for all in-
       vestments in which there is an excess of value
       over tax cost                                           $ 1,221,252
    Aggregate gross unrealized depreciation for all in-
       vestments in which there is an excess of tax cost
       over value                                               (3,930,749)
                                                               -----------
    Net unrealized depreciation                                $(2,709,497)
                                                               ===========
(c)  ADR--American Depository Receipts

   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

                                                                    QUANT FUNDS
[LOGO]--------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2001 (Unaudited)
QUANT GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

COMMON STOCK--97.0%

                                                   Shares          Value
AUTOMOBILES--1.1%
  Toyota Motor Company (c)                         11,300        $ 585,905
                                                                 ---------
BANKS--1.1%
  Northern Trust Corporation                       10,500          551,040
                                                                 ---------
BROADCASTING--2.7%
  Comcast Corporation (a)                          29,700        1,065,339
  Univision Communications Inc. (a)                14,200          325,890
                                                                 ---------
                                                                 1,391,229
                                                                 ---------
BUSINESS SERVICES--3.5%
  Automatic Data Processing Inc.                   16,000          752,640
  International Business Machines                  11,800        1,089,140
                                                                 ---------
                                                                 1,841,780
                                                                 ---------
COMPUTERS & BUSINESS EQUIPMENT--4.5%
  Cisco Systems Inc. (a)                           45,300          551,754
  Dell Computer Corporation (a)                    38,600          715,258
  QLogic Corporation (a)                           16,900          321,100
  VeriSign Inc. (a)                                17,600          737,440
                                                                 ---------
                                                                 2,325,552
                                                                 ---------
DOMESTIC OIL--0.8%
  Burlington Resources Inc.                        12,700          434,467
                                                                 ---------
DRUGS & HEALTHCARE--14.4%
  Amgen Inc. (a)                                   25,600        1,504,512
  Biogen Inc. (a)                                  16,600          922,628
  Biovail Corporation (a)                          25,900        1,201,760
  Cardinal Health Inc.                             15,000        1,109,250
  Elan Corporation PLC (a) (c)                     14,000          678,300
  Genentech Inc. (a)                               20,200          888,800
  Pfizer, Inc.                                     29,400        1,178,940
                                                                 ---------
                                                                 7,484,190
                                                                 ---------
ELECTRICAL EQUIPMENT & SERVICES--5.6%
  General Electric Company                         59,600        2,217,120
  Mirant Corporation (a)                           31,926          699,179
                                                                 ---------
                                                                 2,916,299
                                                                 ---------
ELECTRONICS--7.2%
  Applied Materials Inc. (a)                       21,100          600,084
  Flextronics International (a)                    35,400          585,516
  Intel Corporation                                48,700          992,993
  NTT Docomo Inc. (c)                               7,600          513,556
  Sony Corporation (a)                             14,000          464,800
  SPX Corporation (a)                               6,800          563,720
                                                                 ---------
                                                                 3,720,669
                                                                 ---------
FINANCIAL SERVICES--14.2%
  Citigroup Inc.                                   41,666        1,687,473
  Federal Home Loan Mortgage Corporation           18,600        1,209,000
  FleetBoston Financial Corporation                22,600          830,550
  Goldman Sachs Group Inc.                         17,605        1,256,117
  HSBC Holdings PLC (c)                            20,000        1,074,000
  Morgan Stanley Dean Witter & Company             28,700        1,330,245
                                                                 ---------
                                                                 7,387,385
                                                                 ---------
FOOD & BEVERAGE--4.1%
  Coca-Cola Company                                23,800        1,115,030
  PepsiCo Inc.                                     21,100        1,023,350
                                                                 ---------
                                                                 2,138,380
                                                                 ---------

                                                   Shares          Value
GAS EXPLORATION--0.7%
  Noble Drilling Corporation (a)                   14,400        $ 345,600
                                                                 ---------
HOUSEHOLD PRODUCTS--1.9%
  Kimberly-Clark Corporation                       16,300        1,010,600
                                                                 ---------
INSURANCE--4.9%
  American International Group Inc.                20,000        1,560,000
  Marsh & McLennan Companies Inc.                  10,100          976,670
                                                                 ---------
                                                                 2,536,670
                                                                 ---------
INTERNATIONAL OIL--2.8%
  Anadarko Petroleum Corporation                   13,100          629,848
  BP PLC (c)                                       16,468          809,732
                                                                 ---------
                                                                 1,439,580
                                                                 ---------
LIQUOR--1.5%
  Anheuser-Busch Companies Inc.                    18,400          770,592
                                                                 ---------
MISCELLANEOUS--3.7%
  Ecolab Inc.                                      26,200          951,846
  Invitrogen Corporation (a)                       14,400          946,944
                                                                 ---------
                                                                 1,898,790
                                                                 ---------
PETROLEUM SERVICES--3.1%
  Royal Dutch Petroleum Company (d)                18,800          944,700
  Schlumberger Ltd.                                14,500          662,650
                                                                 ---------
                                                                 1,607,350
                                                                 ---------
RETAIL TRADE--5.7%
  Home Depot Inc.                                  34,400        1,319,928
  Wal-Mart Stores Inc.                             32,700        1,618,650
                                                                 ---------
                                                                 2,938,578
                                                                 ---------
SOFTWARE--6.2%
  Amdocs Limited (a)                               24,000          639,600
  Brocade Communications Systems Inc. (a)          25,300          354,959
  EMC Corporation                                  32,300          379,525
  Microsoft Corporation (a)                        35,600        1,821,652
                                                                 ---------
                                                                 3,195,736
                                                                 ---------
TELECOMMUNICATION SERVICES--7.3%
  Alltel Corporation                               15,300          886,635
  Ericsson (LM) Telephone Company (c)              49,100          171,359
  Qwest Communications International Inc.          31,200          521,040
  Sprint Corporation (a)                           32,300          849,167
  Vodafone Group PLC (c)                           34,050          747,738
  WorldCom Inc. GA--MCI Group                       1,508           22,967
  WorldCom Inc.--WorldCom Group                    37,700          567,008
                                                                 ---------
                                                                 3,765,914
                                                                 ---------


--------------------------------------------------------------------------------

QUANT FUNDS
--------------------------------------------------------------------------[LOGO]

PORTFOLIO OF INVESTMENTS September 30, 2001 (Unaudited)
QUANT GROWTH AND INCOME FUND--Continued
--------------------------------------------------------------------------------

                                                                       Value
TOTAL COMMON STOCK
  (Cost $59,979,765) (b)                                           $50,286,306
OTHER ASSETS & LIABILITIES (NET)--3.0%                               1,563,265
                                                                   -----------
NET ASSETS--100%                                                   $51,849,571
                                                                   ===========
(a)  Non-income producing security.
(b)  At September 30, 2001, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $59,979,765 was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost                                               $ 3,589,579
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax
       cost over value                                             (13,283,038)
                                                                   -----------
    Net unrealized depreciation                                    $(9,693,459)
                                                                   ===========
(c)  ADR--American Depository Receipts
(d)  GDR--Global Depository Receipts

   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

                                                                    QUANT FUNDS
[LOGO]--------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2001 (Unaudited)
QUANT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMMON STOCK--100.2%

                                               Shares          Value
CANADA--3.7%
  Alberta Energy Ltd.                           3,300       $ 112,006
  Biovail Corporation (a) (c)                   5,400         250,560
                                                            ---------
                                                              362,566
                                                            ---------
FRANCE--13.9%
  Alcatel Alsthom (c)                          13,800         160,080
  Axa                                          11,688         230,497
  BNP Paribas                                   2,803         229,068
  Sanofi Synthelabo                             2,600         169,178
  Schlumberger Ltd. (c)                         4,200         191,940
  Suez                                          7,900         262,413
  Total Fina Elf                                  810         108,728
                                                            ---------
                                                            1,351,904
                                                            ---------
GERMANY--2.3%
  Allianz AG (d)                                1,000         225,692
                                                            ---------
HONG KONG--2.0%
  Hutchison Whampoa                            26,000         192,512
                                                            ---------
IRELAND--3.1%
  CRH                                           6,900         102,353
  Elan PLC (a) (c)                              4,100         198,645
                                                            ---------
                                                              300,998
                                                            ---------
JAPAN--21.7%
  Canon Inc.                                    8,000         219,445
  Fujitsu                                      21,000         175,984
  Honda Motor Company                           7,000         227,246
  Matsushita Elc Industries (d)                15,000         183,709
  Mitsubishi Tokyo FIN                             25         195,034
  Nikko Securities (d)                         24,000         127,439
  Nomura Securities                            12,000         156,732
  NTT Docomo                                       22         297,123
  Sony Corporation                              8,000         294,606
  Takeda Chemical Industries                    5,000         230,685
                                                            ---------
                                                            2,108,003
                                                            ---------
NETHERLANDS--11.3%
  Ahold (Kon) NV                                4,325         120,047
  ASML HOLDING NV (a)                          12,700         141,234
  Ing Groep NV                                  9,100         243,723
  Philips Electronics NV                       11,380         220,591
  Royal Dutch Petroleum                         3,600         180,911
  Unilever NV                                   3,500         189,199
                                                            ---------
                                                            1,095,705
                                                            ---------
SINGAPORE--5.6%
  Chartered Semi Conductors (a) (d)           116,000         203,503
  Flextronics Internationals (a) (c)           20,700         342,378
                                                            ---------
                                                              545,881
                                                            ---------
SPAIN--5.7%
  Banco Santander Central Hisp                 20,633         158,103
  Endesa SA                                     7,800         121,028
  Telefonica SA (a)                            24,693         272,808
                                                            ---------
                                                              551,939
                                                            ---------
SWEDEN--3.5%
  Ericsson (LM) Telecommunications             93,700         338,726
                                                            ---------

                                               Shares          Value
SWITZERLAND--2.7%
  UBS AG (d)                                    5,700       $ 266,263
                                                            ---------
UNITED KINGDOM--24.7%
  AstraZeneca                                   2,400         111,673
  Barclays PLC                                 10,359         284,940
  BP Amoco PLC                                 21,600         178,465
  British Telecommunications PLC               19,248          96,211
  Cable & Wireless                             30,000         123,603
  Diageo                                       22,354         234,811
  HAYS                                         77,200         173,648
  HSBC Holdings PLC                            29,035         306,057
  Lloyds TSB Group PLC                         25,135         240,189
  Vodafone Group PLC                          246,403         543,374
  WPP GROUP                                    14,400         104,792
                                                            ---------
                                                            2,397,763
                                                            ---------
TOTAL COMMON STOCK
  (Cost $14,083,614) (b)                                    9,737,952
                                                            ---------


--------------------------------------------------------------------------------

QUANT FUNDS
--------------------------------------------------------------------------[LOGO]

PORTFOLIO OF INVESTMENTS September 30, 2001 (Unaudited)
QUANT INTERNATIONAL EQUITY FUND--Continued
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--7.7%


                                                       Principal
                                                        Amount          Value
  AIM Liquid Assets Portfolio (e)                      $356,414     $   356,414
  AIM Treasury Portfolio (e)                            120,401         120,401
  Alliance Prime (e)                                    110,847         110,847
  Federated Treasury (e)                                     92              92
  PNC Temp Fund (e)                                     163,859         163,859
                                                                    -----------
Total Short Term Investments
  (Cost $751,613)                                                       751,613
                                                                    -----------
TOTAL INVESTMENTS--108.0%
  (Cost $14,835,227)                                                 10,489,565
OTHER ASSETS & LIABILITIES (NET)--(8.0)%                               (773,610)
                                                                    -----------
NET ASSETS--100%                                                    $ 9,715,955
                                                                    ===========
(a)  Non-income producing security.
(b)  At September 30, 2001, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $14,835,227 was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost                                                $   374,417
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax
       cost over value                                               (4,720,079)
                                                                    -----------
    Net unrealized depreciation                                     $(4,345,662)
                                                                    ===========
(c)  ADR--American Depository Receipts
(d)  A portion of security is on loan at 9/30/01. (Note 6)
(e)  Represents investments of securities lending collateral. (Note 6)


SECTOR ALLOCATIONS (as a percentage of Total Common Stock)
----------------------------------------------------------
Basic Materials            1.0%
Business Services          1.8%
Consumer Basics           11.8%
Consumer Cyclicals         5.1%
Consumer Durables          2.3%
Consumer Non-Durables      7.7%
Energy                     9.2%
Finance                   27.4%
Technology                21.4%
Utilities                 12.3%

   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

                                                                    QUANT FUNDS
[LOGO]--------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2001 (Unaudited)
QUANT EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMMON STOCK--85.8%

                                                Shares             Value
ARGENTINA--2.1%
  BBVA Banco Frances                            20,000          $  59,211
  Perez Companc SA                             115,708            116,887
  Telecom Argentina                             20,000             34,207
                                                                ---------
                                                                  210,305
                                                                ---------
BRAZIL--2.4%
  Centrais Electrobras                       3,030,000             36,297
  Compania Souza Cruz                           25,000            104,751
  Sider Nacional Compania                    5,383,000             54,414
  Tele Norte Lests                           5,000,000             40,965
                                                                ---------
                                                                  236,427
                                                                ---------
CHILE--3.6%
  Banco Santander Chile (d)                      9,600            170,880
  Compania De Telecomunicacion
    De Chile (d)                                 4,110             40,483
  Empresa Nacional De Electricidad (d)          10,539             91,268
  Enersis SA (d)                                 4,138             50,649
                                                                ---------
                                                                  353,280
                                                                ---------
CHINA--1.5%
  Huaneng Power International Inc. (d)           6,600            151,998
                                                                ---------
CZECHOSLOVAKIA--0.4%
  Ceske Radiokomunik (e)                         6,000             43,500
                                                                ---------
EGYPT--0.3%
  Egypt Mobile Phone                             2,500             24,547
                                                                ---------
HONG KONG--6.5%
  Brilliance China                             200,000             29,233
  China Merchants Holdings International        75,000             44,233
  China Mobile (HK)                             45,000            142,798
  China Petrolium & Chemical                   300,000             41,926
  China Resources EN                            65,000             56,670
  Citic Ka Wah Bank                            300,000             74,620
  Citic Pacific Ltd.                            30,000             56,542
  CNOOC Ltd.                                    60,000             59,619
  Cosco Pacific Ltd.                            90,000             40,387
  Legend Holdings                               70,000             26,925
  Petrochina Company                           250,000             47,439
  Sinopec Yizheng Chemical                     250,000             25,643
                                                                ---------
                                                                  646,035
                                                                ---------
HUNGARY--2.5%
  OTP Bank                                       4,000            192,803
  Richter Gedeon Vegysze                         1,000             55,646
                                                                ---------
                                                                  248,449
                                                                ---------
INDIA--4.9%
  Infosys Technologies Ltd. (d)                  1,000             33,810
  Mahanagar Telephone Nigam (e)                 30,000            163,500
  Ranbaxy Laboratories. Ltd. (e)                 4,700             67,445
  State Bank of India (e)                        9,000             67,680
  Videsh Sanchar Nigam Ltd. (d)                 12,750            120,870
  Wipro Ltd. (d)                                 1,700             36,040
                                                                ---------
                                                                  489,345
                                                                ---------
ISRAEL--4.8%
  Bank Hapoalim                                 45,000             88,037
  Bank Leumi Le Israel                          35,000             64,374
  Bezeq Israel Telecommunication               150,000            163,915

                                                  Shares           Value
ISRAEL--Continued
  Check Point Software                           1,800          $  39,636
  Teva Pharma Ind                                2,000            116,923
                                                                ---------
                                                                  472,885
                                                                ---------
KOREA, REPUBLIC OF--9.6%
  Housing & Commercial Bank                      2,420             51,963
  Kookmin Bank                                  10,000            123,466
  Korea Electric Power                          11,600            186,810
  Korea Telecom Corporation                      2,000             68,098
  KT Freetel Company                             3,000             64,647
  Samsung Electronics                            2,200            236,197
  Samsung SDI                                    2,000             65,184
  SK Telecom                                     1,000            159,509
                                                                ---------
                                                                  955,874
                                                                ---------
MALAYSIA--7.2%
  British American Tobacco                      10,000             91,447
  Malakoff Bhd                                  30,000             71,053
  Malayan Bank Bhd                              25,000             67,763
  Malaysia International Shipping               60,000            107,369
  Petronas Dagangan                            100,000             98,421
  Public Bank Bhd                               91,000             62,263
  Sime Darby Bhd                                90,000            108,947
  Telekom Malaysia                              18,000             43,579
  Tenaga Nasional Bhd                           25,000             64,803
                                                                ---------
                                                                  715,645
                                                                ---------
MEXICO--10.1%
  America Movil SA                             196,800            146,054
  Apasco SA                                     15,000             64,648
  Cemex SA Ptg Cert                             50,000            203,931
  Fomento Econ Mexico                           20,000             56,764
  Grupo Televisa SA                             21,637             30,956
  Telefonos De Mexico                          196,800            317,967
  Wal-Mart De Mexico                            95,000            179,754
                                                                ---------
                                                                1,000,074
                                                                ---------
PERU--2.1%
  Cerv Peru Backus & Johnston                  227,173             61,323
  Minas Buenaventura                             7,805             83,491
  Minsur SA                                     80,337             61,137
                                                                ---------
                                                                  205,951
                                                                ---------
PHILIPPINES--2.1%
  Ayala Corporation                            700,000             74,976
  Manila Electric Company                       60,000             39,727
  Philippine Long Distance                       1,600             14,956
  San Miguel Corporation                        74,540             74,032
                                                                ---------
                                                                  203,691
                                                                ---------
POLAND--2.3%
  BRE Bank                                       7,000            157,270
  Polski Koncern Naf                            12,000             43,797
  Telekomunikacja Poland                        10,000             27,728
                                                                ---------
                                                                  228,795
                                                                ---------
SOUTH AFRICA--10.5%
  Anglo American Platinum                        5,000            166,280
  Anglo American                                 5,000             59,528
  Bidvest Group                                 20,144             95,908

--------------------------------------------------------------------------------

QUANT FUNDS
--------------------------------------------------------------------------[LOGO]
PORTFOLIO OF INVESTMENTS September 30, 2001 (Unaudited)
QUANT EMERGING MARKETS FUND--Continued
--------------------------------------------------------------------------------

                                                 Shares         Value
SOUTH AFRICA--Continued
  Impala Platinum                                  2,000     $  70,503
  Nedcor Ltd.                                      9,135       133,669
  Old Mutual                                      40,000        66,290
  Sanlam                                          80,000        81,676
  Sappi                                           20,000       172,044
  Sasol                                           15,000       122,382
  Standard Bank Inv                               20,000        68,507
                                                             ---------
                                                             1,036,787
                                                             ---------
TAIWAN--7.5%
  Asustek Computer Inc. (e)                       31,250        97,500
  Macronix International Ltd. (d)                  7,730        39,197
  MSCI Taiwan Index Series (b) (f)                 6,800       396,916
  Siliconware Precision (d)                       34,350        82,852
  Taiwan Semiconductor Manufacturing
    Company Ltd. (d)                               7,000        66,430
  United Microelectronics Corporation (d)         11,500        61,180
                                                             ---------
                                                               744,075
                                                             ---------
THAILAND--3.9%
  Advanced Information Services                   12,000       128,389
  Bangkok Bank                                    70,000        63,722
  Banpu Co (warrants exp. 1/14/03) (a)            24,000         1,241
  PTT Exploration & Production                    80,000       197,797
                                                             ---------
                                                               391,149
                                                             ---------
TURKEY--1.5%
  Sifas                                        3,689,852         2,258
  Tupras                                       8,375,000        72,025
  Turkiye Is Bankasi                           7,770,000        40,404
  Vestel Elektronik                           20,720,000        34,706
                                                             ---------
                                                               149,393
                                                             ---------
TOTAL COMMON STOCK
  (Cost $11,018,833)                                         8,508,205
                                                             ---------
PREFERRED STOCK--5.4%
BRAZIL--5.4%
  Banco Bradesco SA                           18,000,000     $  71,448
  Banco Itau SA                                  900,000        57,239
  Centrais Electrobras                         5,380,000        59,174
  Eletropaulo Metropolitana Elet               3,500,000        76,599
  Petroleo Brasileiro SA                           8,000       153,537
  Vale Rio Doce Compania                           3,648        72,059
  Votorantim Papel E Celulose SA               2,000,000        52,151
                                                             ---------
TOTAL PREFERRED STOCK
  (Cost $783,544)                                              542,207
                                                             ---------

SHORT TERM INVESTMENTS--7.6%

                                                Par Value       Value
  State Street Bank & Trust Repurchase
    Agreement 1.25%, 10/1/01, (Dated
    9/28/01), Collateralized by $570,000
    U.S. Treasury Bond 8.00%, 11/15/21,
    Market Value $767,363, Repurchase
    Proceeds $752,078 (Cost $752,000)           $752,000      $752,000
                                                              --------

                                                                       Value
TOTAL INVESTMENTS--98.8%
  (Cost $12,554,377) (c)                                            $ 9,802,412
OTHER ASSETS & LIABILITIES (NET)--1.2%                                  116,142
                                                                    -----------
NET ASSETS--100%                                                    $ 9,918,554
                                                                    ===========
(a)  Non-income producing security.
(b)  Security exempt from registration under Rule 144A of the Securities
     Act of 1933. (Note 2)
(c)  At September 30, 2001, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $12,554,377 was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost                                                $   761,336
    Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax
       cost over value                                               (3,513,301)
                                                                    -----------
  Net unrealized depreciation                                       $(2,751,965)
                                                                    ===========
(d)  ADR--American Depository Receipts
(e)  GDR--Global Depository Receipts
(f)  OPAL, Rule 144A stock, issued by Morgan Stanley Capital (Delaware)
     LLC. An OPAL represents an optimised portfolio of securities designed to track the performance of a specific benchmark index in a single trade. Emerging Markets has the contractual right to exchange the
     OPAL for the underlining securities, which may not be restricted securities, at any time.


SECTOR ALLOCATIONS (as a percentage of Total Common Stock and
Preferred Stock)
-------------------------------------------------------------
Basic Industries        8.7%
Capital Goods           3.3%
Consumer Basics         8.0%
Consumer Durables       0.3%
Consumer Services       1.0%
Energy                 10.5%
Finance                23.9%
General Business       10.0%
Materials               0.7%
Miscellaneous           5.1%
Real Estate             0.8%
Shelter                 3.0%
Technology              7.1%
Telecommunications      1.6%
Utilities              16.0%

   The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

                                                                    QUANT FUNDS
[LOGO]--------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2001 (Unaudited)
QUANT FOREIGN VALUE FUND
--------------------------------------------------------------------------------

COMMON STOCK--83.6%

                                               Shares           Value
AUSTRALIA--0.5%
  Novogen Ltd. (a)                            160,000       $   85,476
                                                            ----------
CANADA--4.8%
  GSI Lumonics Inc. (a)                        53,400          363,120
  Methanex Corporation (a)                     78,000          378,837
                                                            ----------
                                                               741,957
                                                            ----------
FINLAND--8.2%
  Kone Corporation OYJ-B                        8,140          540,770
  Konecranes International                     12,400          306,942
  Yit-Yhtyma OYJ                               42,500          435,117
                                                            ----------
                                                             1,282,829
                                                            ----------
FRANCE--5.7%
  Christian Dior                               18,740          449,382
  STMicroelectronics                           20,400          437,763
                                                            ----------
                                                               887,145
                                                            ----------
GERMANY--1.9%
  Continental AG                               30,600          300,753
                                                            ----------
HONG KONG--3.8%
  Asm Pacific Technology                      346,045          401,527
  Vtech Holdings Ltd.                         691,015          186,054
                                                            ----------
                                                               587,581
                                                            ----------
IRELAND--2.6%
  Smurfit (Jefferson) Group                   240,000          410,614
                                                            ----------
ITALY--2.7%
  Pirelli SPA                                 292,500          423,774
                                                            ----------
JAPAN--4.1%
  Arisawa Manufacturing Company Ltd.            6,900          114,315
  East Japan Railway                               88          530,761
                                                            ----------
                                                               645,076
                                                            ----------
KOREA, REPUBLIC OF--4.6%
  Samsung Electronics Ltd.                      1,000          107,362
  Samsung Electronics Ltd. (c) (d)              4,400          259,160
  Samsung SDI                                  10,700          348,735
                                                            ----------
                                                               715,257
                                                            ----------
NETHERLANDS--5.3%
  ABN-AMRO Holdings NV                         25,339          417,612
  Draka Holdings                               10,985          412,372
                                                            ----------
                                                               829,984
                                                            ----------
SOUTH AFRICA--9.2%
  Impala Platinum Holdings Ltd.                13,200          465,317
  Palabora Mining Company                      33,165          129,227
  Sanlam Ltd.                                 350,000          357,335
  Sappi Ltd.                                   55,700          479,142
                                                            ----------
                                                             1,431,021
                                                            ----------
SPAIN--7.1%
  Banco Bilbao Vizcaya Argentaria              33,700          346,556
  Repsol YPS SA                                27,100          389,665
  Union Electrica Fenosa                       25,100          371,187
                                                            ----------
                                                             1,107,408
                                                            ----------
THAILAND--3.5%
  Total Access Communication (a)              363,200          541,168
                                                            ----------

                                              Shares           Value
UNITED KINGDOM--19.6%
  Barratt Developments PLC                    102,000       $  452,865
  Bellway PLC                                  80,100          460,096
  BHP Billiton PLC                            133,000          546,995
  Countryside Properties PLC                  181,000          385,841
  Crest Nicholson PLC                         179,000          459,419
  FKI PLC                                     178,200          372,667
  Persimmon PLC                                84,335          374,433
                                                            ----------
                                                             3,052,316
                                                            ----------
TOTAL COMMON STOCK
  (Cost $15,957,190)                                        13,042,359
                                                            ----------

SHORT TERM INVESTMENTS--13.1%

UNITED STATES
  Prudential Funding Corporation Commercial
    Paper                                   2,048,000        2,048,000
                                                           -----------
TOTAL INVESTMENTS--96.7%
  (Cost $18,005,190) (b)                                    15,090,359
OTHER ASSETS & LIABILITIES (NET)--3.3%                         507,546
                                                            ----------
NET ASSETS--100%                                           $15,597,905
                                                           ===========
(a)  Non-income producing security.
(b)  At September 30, 2001, the unrealized depreciation of investments based on aggregate cost for federal tax purposes of $18,005,190 was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value
       over tax cost                                       $   935,262
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value                                           (3,850,093)
                                                           -----------
     Net unrealized depreciation                           $(2,914,831)
                                                           ===========

(c)  Security exempt from registration under Rule 144A of the Securities
     Act of 1933. (Note 2)
(d)  GDR--Global Depository Receipts

SECTOR ALLOCATIONS (as a percentage of Total Common Stock)
----------------------------------------------------------
Basic Industries          18.5%
Capital Goods             30.6%
Consumer Basics            0.7%
Consumer Durables          5.6%
Consumer Non-Durables      3.4%
Energy                     3.0%
Finance                    8.6%
General Business           4.2%
Shelter                    6.3%
Technology                12.2%
Transportation             4.1%
Utilities                  2.8%

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES September 30, 2001 (Unaudited)

                                                                                           Small Cap       Mid Cap
Assets:
Investments at value (Note 2) *                                                          $67,008,766    $ 13,213,362
Foreign currency at value (Cost $12,996 for International Equity, $81,348 for Emerging
 Markets and $298,226 for Foreign Value) (Note 2)                                                 --              --
Cash                                                                                           1,639           1,103
Dividends, interest and foreign tax reclaims receivable                                       47,992           2,680
Receivable for investments sold                                                              221,248         553,489
Receivable for loaned securities                                                                  --              --
Receivable for shares of beneficial interest sold                                                541              --
Receivable from Manager for reimbursement of expenses (Note 3)                                    --              --
Other assets                                                                                  17,141           3,841
                                                                                         -----------    ------------
  Total assets                                                                            67,297,327      13,774,475
                                                                                         -----------    ------------
Liabilities:
Collateral for securities loaned (Note 6)                                                         --              --
Payable for investments purchased                                                            532,683         276,165
Payable for compensation of Manager (Note 3)                                                  55,964          11,906
Payable for distribution fees (Note 3)                                                        24,233           2,679
Payable to custodian                                                                           6,397           5,417
Payable to transfer agent (Note 3)                                                            13,115           2,031
Other accrued expenses                                                                        11,464           4,670
                                                                                         -----------    ------------
  Total liabilities                                                                          643,856         302,868
                                                                                         -----------    ------------
Net assets                                                                               $66,653,471    $ 13,471,607
                                                                                         ===========    ============
Net Assets consist of:
Shares of beneficial interest                                                            $59,441,826    $ 16,836,979
Undistributed net investment income (loss)                                                  (378,317)        (98,869)
Accumulated net realized gain (loss) on investments and foreign denominated assets,
 liabilities and currency                                                                  3,521,344        (557,006)
Unrealized appreciation (depreciation) of investments and foreign denominated assets,
 liabilities and currency                                                                  4,068,618      (2,709,497)
                                                                                         -----------    ------------
                                                                                         $66,653,471    $ 13,471,607
                                                                                         -----------    ------------
Investments, at cost                                                                     $62,940,148    $ 15,922,859
                                                                                         -----------    ------------
Net assets
 Ordinary Shares                                                                         $57,756,709    $ 12,104,137
 Institutional Shares                                                                    $ 8,896,762    $  1,367,470
Shares of beneficial interest outstanding (Unlimited number of shares authorized)
 Ordinary Shares                                                                           3,464,864       1,084,320
 Institutional Shares                                                                        503,471         118,715
Net asset value and offering price per share **
 Ordinary Shares                                                                         $     16.67    $      11.16
 Institutional Shares                                                                    $     17.67    $      11.52
 * Includes securities on loan of $908,266 for International Equity. (Note 6)
** A deferred sales charge amounting to 1% of the net asset value of the Ordinary Shares redeemed is withheld and paid to the Distributor. No deferred sales charge is withheld from redemptions of the Institutional Shares. In addition, no deferred sales charge is withheld from the Ordinary Shares of Mid Cap purchased after August 1, 1996.

                                                                                          Growth and    International
                                                                                            Income          Equity
Assets:
Investments at value (Note 2) *                                                          $ 50,286,306   $ 10,489,565
Foreign currency at value (Cost $12,996 for International Equity, $81,348 for Emerging
 Markets and $298,226 for Foreign Value) (Note 2)                                                  --         13,007
Cash                                                                                        1,320,022             --
Dividends, interest and foreign tax reclaims receivable                                        70,426         48,577
Receivable for investments sold                                                                    --             --
Receivable for loaned securities                                                                   --        179,900
Receivable for shares of beneficial interest sold                                             240,689             --
Receivable from Manager for reimbursement of expenses (Note 3)                                     --          1,869
Other assets                                                                                   19,964          3,570
                                                                                         ------------   ------------
  Total assets                                                                             51,937,407     10,736,488
                                                                                         ------------   ------------
Liabilities:
Collateral for securities loaned (Note 6)                                                          --        931,513
Payable for investments purchased                                                                  --         62,384
Payable for compensation of Manager (Note 3)                                                   32,989          8,432
Payable for distribution fees (Note 3)                                                         21,468          4,167
Payable to custodian                                                                            5,541          5,976
Payable to transfer agent (Note 3)                                                             13,021          3,757
Other accrued expenses                                                                         14,817          4,304
                                                                                         ------------   ------------
  Total liabilities                                                                            87,836      1,020,533
                                                                                         ------------   ------------
Net assets                                                                               $ 51,849,571   $  9,715,955
                                                                                         ============   ============
Net Assets consist of:
Shares of beneficial interest                                                            $ 60,396,058   $ 15,631,126
Undistributed net investment income (loss)                                                   (284,268)       (39,468)
Accumulated net realized gain (loss) on investments and foreign denominated assets,
 liabilities and currency                                                                   1,431,240     (1,529,550)
Unrealized appreciation (depreciation) of investments and foreign denominated assets,
 liabilities and currency                                                                  (9,693,459)    (4,346,153)
                                                                                         ------------   ------------
                                                                                         $ 51,849,571   $  9,715,955
                                                                                         ------------   ------------
Investments, at cost                                                                     $ 59,979,765   $ 14,835,227
                                                                                         ------------   ------------
Net assets
 Ordinary Shares                                                                         $ 50,597,039   $  9,643,020
 Institutional Shares                                                                    $  1,252,532   $     72,935
Shares of beneficial interest outstanding (Unlimited number of shares authorized)
 Ordinary Shares                                                                            4,225,731      1,580,785
 Institutional Shares                                                                         102,133         11,920
Net asset value and offering price per share **
 Ordinary Shares                                                                         $      11.97   $       6.10
 Institutional Shares                                                                    $      12.26   $       6.12
 * Includes securities on loan of $908,266 for International Equity. (Note 6)
** A deferred sales charge amounting to 1% of the net asset value of the Ordinary Shares redeemed is withheld and paid to the Distributor. No deferred sales charge is withheld from redemptions of the Institutional Shares. In addition, no deferred sales charge is withheld from the Ordinary Shares of Mid Cap purchased after August 1, 1996.

                                                                                            Emerging        Foreign
                                                                                            Markets          Value
Assets:
Investments at value (Note 2) *                                                          $  9,802,412    $ 15,090,359
Foreign currency at value (Cost $12,996 for International Equity, $81,348 for Emerging
 Markets and $298,226 for Foreign Value) (Note 2)                                              80,497         304,037
Cash                                                                                            1,660             968
Dividends, interest and foreign tax reclaims receivable                                        60,129          73,839
Receivable for investments sold                                                                 1,197              --
Receivable for loaned securities                                                                   --              --
Receivable for shares of beneficial interest sold                                                  --         160,000
Receivable from Manager for reimbursement of expenses (Note 3)                                     --              --
Other assets                                                                                    2,926           3,025
                                                                                         ------------    ------------
  Total assets                                                                              9,948,821      15,632,228
                                                                                         ------------    ------------
Liabilities:
Collateral for securities loaned (Note 6)                                                          --              --
Payable for investments purchased                                                                  --              --
Payable for compensation of Manager (Note 3)                                                    6,984          13,141
Payable for distribution fees (Note 3)                                                          3,669           3,171
Payable to custodian                                                                            8,677           9,611
Payable to transfer agent (Note 3)                                                              2,593           1,835
Other accrued expenses                                                                          8,344           6,565
                                                                                         ------------    ------------
  Total liabilities                                                                            30,267          34,323
                                                                                         ------------    ------------
Net assets                                                                               $  9,918,554    $ 15,597,905
                                                                                         ============    ============
Net Assets consist of:
Shares of beneficial interest                                                            $ 14,612,802    $ 19,553,149
Undistributed net investment income (loss)                                                    137,125         109,911
Accumulated net realized gain (loss) on investments and foreign denominated assets,
 liabilities and currency                                                                  (2,075,872)     (1,154,656)
Unrealized appreciation (depreciation) of investments and foreign denominated assets,
 liabilities and currency                                                                  (2,755,501)     (2,910,499)
                                                                                         ------------    ------------
                                                                                         $  9,918,554    $ 15,597,905
                                                                                         ------------    ------------
Investments, at cost                                                                     $ 12,554,377    $ 18,005,190
                                                                                         ------------    ------------
Net assets
 Ordinary Shares                                                                         $  8,359,583    $ 15,072,888
 Institutional Shares                                                                    $  1,558,971    $    525,017
Shares of beneficial interest outstanding (Unlimited number of shares authorized)
 Ordinary Shares                                                                            1,486,967       2,074,490
 Institutional Shares                                                                         274,526          71,954
Net asset value and offering price per share **
 Ordinary Shares                                                                         $       5.62    $       7.27
 Institutional Shares                                                                    $       5.68    $       7.30
 * Includes securities on loan of $908,266 for International Equity. (Note 6)
** A deferred sales charge amounting to 1% of the net asset value of the Ordinary Shares redeemed is withheld and paid to the Distributor. No deferred sales charge is withheld from redemptions of the Institutional Shares. In addition, no deferred sales charge is withheld from the Ordinary Shares of Mid Cap purchased after August 1, 1996.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS Six Months Ended September 30, 2001 (Unaudited)

                                                                           Small Cap        Mid Cap
Investment Income:
 Dividends *                                                             $    272,943    $     42,458
 Interest                                                                      51,490          15,969
                                                                         ------------    ------------
Total investment income                                                       324,433          58,427
                                                                         ------------    ------------
Expenses:
 Compensation of Manager (Note 3)                                             370,687          84,345
 Distribution fees, Ordinary Shares (Note 3)                                  161,788          18,975
 Custodian fees                                                                22,360          19,450
 Transfer agent fees (Note 3):
  Ordinary Shares                                                              53,757          12,617
  Institutional Shares                                                          7,824           1,404
 Audit and legal                                                               26,578           6,149
 Registration fees                                                             12,468           2,829
 Insurance                                                                      6,934           1,615
 Compensation of Trustees (Note 3)                                              6,219           1,422
 Printing                                                                       8,117           1,921
 Miscellaneous (Note 3)                                                        26,046           6,569
                                                                         ------------    ------------
  Total expenses before waivers and/or reimbursements, and reductions         702,778         157,296
  Waivers and/or reimbursements of expenses (Note 3)                               --              --
  Fees reduced by credits allowed by Custodian (Note 3)                           (28)             --
                                                                         ------------    ------------
Expenses, net                                                                 702,750         157,296
                                                                         ------------    ------------
Net investment income (loss)                                                 (378,317)        (98,869)
                                                                         ------------    ------------
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency
 and Foreign Translation:
 Net realized gain (loss) (Note 2) on:
  Investments **                                                            4,298,166         (70,895)
  Foreign denominated assets, liabilities and currency                             --              --
 Change in unrealized appreciation (depreciation) of:
  Investments                                                              (7,129,755)     (2,627,909)
  Foreign denominated assets, liabilities and currency                             --              --
                                                                         ------------    ------------
 Net realized and unrealized gain (loss)                                   (2,831,589)     (2,698,804)
                                                                         ------------    ------------
 Net increase (decrease) in net assets resulting from operations         $ (3,209,906)   $ (2,797,673)
                                                                         ============    ============
 * Dividends are net of foreign withholding taxes of $8,574 for Growth and Income, $10,744 for
   International Equity, $16,741 for Emerging Markets and $22,611 for Foreign Value.
** Net realized gain (loss) on Investments is net of foreign withholding taxes of $1,195 for Emerging
   Markets.

                                                                           Growth and    International      Emerging
                                                                             Income          Equity         Markets
Investment Income:
 Dividends *                                                             $    231,657    $    104,760    $    198,968
 Interest                                                                          --           4,339          10,322
                                                                         ------------    ------------    ------------
Total investment income                                                       231,657         109,099         209,290
                                                                         ------------    ------------    ------------
Expenses:
 Compensation of Manager (Note 3)                                             236,438          63,220          46,626
 Distribution fees, Ordinary Shares (Note 3)                                  153,771          31,349          24,370
 Custodian fees                                                                20,110          26,575          35,681
 Transfer agent fees (Note 3):
  Ordinary Shares                                                              51,104          10,425           8,101
  Institutional Shares                                                          1,285              88           1,587
 Audit and legal                                                               22,735           4,639           4,234
 Registration fees                                                             10,470           2,103           1,953
 Insurance                                                                      5,974           1,224           1,110
 Compensation of Trustees (Note 3)                                              5,264           1,064             981
 Printing                                                                       7,134           1,472           1,315
 Miscellaneous (Note 3)                                                        21,450           4,661           4,301
                                                                         ------------    ------------    ------------
  Total expenses before waivers and/or reimbursements, and reductions         535,735         146,820         130,259
  Waivers and/or reimbursements of expenses (Note 3)                               --          (8,173)             --
  Fees reduced by credits allowed by Custodian (Note 3)                       (19,810)         (4,041)             --
                                                                         ------------    ------------    ------------
Expenses, net                                                                 515,925         134,606         130,259
                                                                         ------------    ------------    ------------
Net investment income (loss)                                                 (284,268)        (25,507)         79,031
                                                                         ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency
 and Foreign Translation:
 Net realized gain (loss) (Note 2) on:
  Investments **                                                             (351,649)       (936,124)       (496,559)
  Foreign denominated assets, liabilities and currency                             --           4,419         (15,120)
 Change in unrealized appreciation (depreciation) of:
  Investments                                                              (7,870,472)     (1,487,615)     (1,244,394)
  Foreign denominated assets, liabilities and currency                             --           4,465            (174)
                                                                         ------------    ------------    ------------
 Net realized and unrealized gain (loss)                                   (8,222,121)     (2,414,855)     (1,756,247)
                                                                         ------------    ------------    ------------
 Net increase (decrease) in net assets resulting from operations         $ (8,506,389)   $ (2,440,362)   $ (1,677,216)
                                                                         ============    ============    ============
 * Dividends are net of foreign withholding taxes of $8,574 for Growth and Income, $10,744 for International Equity,
   $16,741 for Emerging Markets and $22,611 for Foreign Value.
** Net realized gain (loss) on Investments is net of foreign withholding taxes of $1,195 for Emerging Markets.

                                                                            Foreign
                                                                             Value
Investment Income:
 Dividends *                                                             $    247,907
 Interest                                                                      26,616
                                                                         ------------
Total investment income                                                       274,523
                                                                         ------------
Expenses:
 Compensation of Manager (Note 3)                                              81,729
 Distribution fees, Ordinary Shares (Note 3)                                   19,654
 Custodian fees                                                                27,855
 Transfer agent fees (Note 3):
  Ordinary Shares                                                              13,058
  Institutional Shares                                                            518
 Audit and legal                                                                5,830
 Registration fees                                                              2,735
 Insurance                                                                      1,521
 Compensation of Trustees (Note 3)                                              1,364
 Printing                                                                       1,780
 Miscellaneous (Note 3)                                                         5,797
                                                                         ------------
  Total expenses before waivers and/or reimbursements, and reductions         161,841
  Waivers and/or reimbursements of expenses (Note 3)                               --
  Fees reduced by credits allowed by Custodian (Note 3)                            --
                                                                         ------------
Expenses, net                                                                 161,841
                                                                         ------------
Net investment income (loss)                                                  112,682
                                                                         ------------
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency
 and Foreign Translation:
 Net realized gain (loss) (Note 2) on:
  Investments **                                                               38,334
  Foreign denominated assets, liabilities and currency                        (62,149)
 Change in unrealized appreciation (depreciation) of:
  Investments                                                              (2,996,864)
  Foreign denominated assets, liabilities and currency                         46,940
                                                                         ------------
 Net realized and unrealized gain (loss)                                   (2,973,739)
                                                                         ------------
 Net increase (decrease) in net assets resulting from operations         $ (2,861,057)
                                                                         ============
 * Dividends are net of foreign withholding taxes of $8,574 for Growth and Income,
   $10,744 for International Equity, $16,741 for Emerging Markets and $22,611 for Foreign
   Value.
** Net realized gain (loss) on Investments is net of foreign withholding taxes of
   $1,195 for Emerging Markets.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                     ------------ Small Cap ------------
                                                                      Six Months ended      Year ended
                                                                     September 30, 2001   March 31, 2001
Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                           $   (378,317)     $     (700,086)
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities, currency and written options                        4,298,166           2,435,173
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                            (7,129,755)        (16,975,525)
                                                                        ------------      --------------
 Net increase (decrease) in net assets resulting from operations          (3,209,906)        (15,240,438)
Distributions to shareholders from:
 Net investment income
  Ordinary Shares                                                                 --                  --
  Institutional Shares                                                            --                  --
 Distributions in excess of net investment income
  Ordinary Shares                                                                 --                  --
  Institutional Shares                                                            --                  --
 Net realized gains
  Ordinary Shares                                                                 --          (7,744,426)
  Institutional Shares                                                            --            (646,095)
 Distributions in excess of net realized gains
  Ordinary Shares                                                                 --          (1,027,527)
  Institutional Shares                                                            --             (85,724)
                                                                        ------------      --------------
                                                                                  --          (9,503,772)
                                                                        ------------      --------------
Fund share transactions, net (Note 10)                                     1,286,373          12,531,519
                                                                        ------------      --------------
Increase (decrease) in net assets                                         (1,923,533)        (12,212,691)
Net assets beginning of year                                              68,577,004          80,789,695
                                                                        ------------      --------------
Net assets end of year *                                                $ 66,653,471      $   68,577,004
                                                                        ============      ==============
* Includes undistributed net investment income (loss) of                $   (378,317)     $           --



                                                                     ------------- Mid Cap ------------     Growth and Income
                                                                      Six Months ended      Year ended      Six Months ended
                                                                     September 30, 2001   March 31, 2001   September 30, 2001
Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                           $    (98,869)      $   (185,044)     $     (284,268)
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities, currency and written options                          (70,895)           573,060            (351,649)
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                            (2,627,909)        (7,097,153)         (7,870,472)
                                                                        ------------       ------------      --------------
 Net increase (decrease) in net assets resulting from operations          (2,797,673)        (6,709,137)         (8,506,389)
Distributions to shareholders from:
 Net investment income
  Ordinary Shares                                                                 --                 --                  --
  Institutional Shares                                                            --                 --                  --
 Distributions in excess of net investment income
  Ordinary Shares                                                                 --                 --                  --
  Institutional Shares                                                            --                 --                  --
 Net realized gains
  Ordinary Shares                                                                 --         (3,420,909)                 --
  Institutional Shares                                                            --           (173,143)                 --
 Distributions in excess of net realized gains
  Ordinary Shares                                                                 --           (312,561)                 --
  Institutional Shares                                                            --            (15,820)                 --
                                                                        ------------       ------------      --------------
                                                                                  --         (3,922,433)                 --
                                                                        ------------       ------------      --------------
Fund share transactions, net (Note 10)                                      (604,822)         6,598,642          (1,747,786)
                                                                        ------------       ------------      --------------
Increase (decrease) in net assets                                         (3,402,495)        (4,032,928)        (10,254,175)
Net assets beginning of year                                              16,874,102         20,907,030          62,103,746
                                                                        ------------       ------------      --------------
Net assets end of year *                                                $ 13,471,607       $ 16,874,102      $   51,849,571
                                                                        ============       ============      ==============
* Includes undistributed net investment income (loss) of                $    (98,869)      $         --      $     (284,268)

                                                                    Growth and Income
                                                                       Year ended
                                                                     March 31, 2001
Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                        $     (872,928)
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities, currency and written options                       2,130,696
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                          (35,620,481)
                                                                     --------------
 Net increase (decrease) in net assets resulting from operations        (34,362,713)
Distributions to shareholders from:
 Net investment income
  Ordinary Shares                                                                --
  Institutional Shares                                                           --
 Distributions in excess of net investment income
  Ordinary Shares                                                                --
  Institutional Shares                                                           --
 Net realized gains
  Ordinary Shares                                                       (12,377,008)
  Institutional Shares                                                     (352,094)
 Distributions in excess of net realized gains
  Ordinary Shares                                                                --
  Institutional Shares                                                           --
                                                                     --------------
                                                                        (12,729,102)
                                                                     --------------
Fund share transactions, net (Note 10)                                   10,364,625
                                                                     --------------
Increase (decrease) in net assets                                       (36,727,190)
Net assets beginning of year                                             98,830,936
                                                                     --------------
Net assets end of year *                                             $   62,103,746
                                                                     ==============
* Includes undistributed net investment income (loss) of             $           --

   The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------

                                                                     ------- International Equity ------
                                                                      Six Months ended      Year ended
                                                                     September 30, 2001   March 31, 2001
Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                          $     (25,507)      $    (66,507)
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities, currency and written options                         (931,705)          (423,969)
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                            (1,483,150)        (5,435,351)
                                                                       -------------       ------------
 Net increase (decrease) in net assets resulting from operations          (2,440,362)        (5,925,827)
Distributions to shareholders from:
 Net investment income
  Ordinary Shares                                                                 --                 --
  Institutional Shares                                                            --                 --
 Distributions in excess of net investment income
  Ordinary Shares                                                                 --           (142,092)
  Institutional Shares                                                            --             (1,837)
 Net realized gains
  Ordinary Shares                                                                 --           (751,818)
  Institutional Shares                                                            --             (7,078)
 Distributions in excess of net realized gains
  Ordinary Shares                                                                 --           (423,958)
  Institutional Shares                                                            --             (3,991)
                                                                       -------------       ------------
                                                                                  --         (1,330,774)
                                                                       -------------       ------------
Fund share transactions, net (Note 10)                                    (1,146,433)           896,729
                                                                       -------------       ------------
Increase (decrease) in net assets                                         (3,586,795)        (6,359,872)
Net assets beginning of year                                              13,302,750         19,662,622
                                                                       -------------       ------------
Net assets end of year *                                               $   9,715,955       $ 13,302,750
                                                                       =============       ============
* Includes undistributed net investment income (loss) of               $     (25,507)      $    (13,961)

                                                                     --------- Emerging Markets --------   --Foreign Value--
                                                                      Six Months ended      Year ended      Six Months ended
                                                                     September 30, 2001   March 31, 2001   September 30, 2001
Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                          $      79,031       $     91,407       $    112,682
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities, currency and written options                         (511,679)           596,311            (23,815)
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                            (1,244,568)        (5,405,224)        (2,949,924)
                                                                       -------------       ------------       ------------
 Net increase (decrease) in net assets resulting from operations          (1,677,216)        (4,717,506)        (2,861,057)
Distributions to shareholders from:
 Net investment income
  Ordinary Shares                                                                 --                 --                 --
  Institutional Shares                                                            --            (12,840)                --
 Distributions in excess of net investment income
  Ordinary Shares                                                                 --                 --                 --
  Institutional Shares                                                            --                 --                 --
 Net realized gains
  Ordinary Shares                                                                 --                 --                 --
  Institutional Shares                                                            --                 --                 --
 Distributions in excess of net realized gains
  Ordinary Shares                                                                 --                 --                 --
  Institutional Shares                                                            --                 --                 --
                                                                       -------------       ------------       ------------
                                                                                  --            (12,840)                --
                                                                       -------------       ------------       ------------
Fund share transactions, net (Note 10)                                        62,607            700,538          3,433,168
                                                                       -------------       ------------       ------------
Increase (decrease) in net assets                                         (1,614,609)        (4,029,808)           572,111
Net assets beginning of year                                              11,533,163         15,562,971         15,025,794
                                                                       -------------       ------------       ------------
Net assets end of year *                                               $   9,918,554       $ 11,533,163       $ 15,597,905
                                                                       =============       ============       ============
* Includes undistributed net investment income (loss) of               $      79,031       $     58,094       $    112,682

                                                                     Foreign Value
                                                                       Year ended
                                                                     March 31, 2001
Increase (Decrease) in Net Assets:
Operations:
 Net investment income (loss)                                         $   167,338
 Net realized gain (loss) on investments, foreign denominated
  assets, liabilities, currency and written options                      (804,053)
 Unrealized appreciation (depreciation) of investments and foreign
  denominated assets, liabilities and currency                           (131,525)
                                                                      -----------
 Net increase (decrease) in net assets resulting from operations         (768,240)
Distributions to shareholders from:
 Net investment income
  Ordinary Shares                                                          (1,189)
  Institutional Shares                                                        (71)
 Distributions in excess of net investment income
  Ordinary Shares                                                              --
  Institutional Shares                                                         --
 Net realized gains
  Ordinary Shares                                                              --
  Institutional Shares                                                         --
 Distributions in excess of net realized gains
  Ordinary Shares                                                              --
  Institutional Shares                                                         --
                                                                      -----------
                                                                           (1,260)
                                                                      -----------
Fund share transactions, net (Note 10)                                    996,556
                                                                      -----------
Increase (decrease) in net assets                                         227,056
Net assets beginning of year                                           14,798,738
                                                                      -----------
Net assets end of year *                                              $15,025,794
                                                                      ===========
* Includes undistributed net investment income (loss) of              $    (2,771)

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

                                                                              Income from
                                                               -------- Investment Operations(a) --------
                                                   Net Asset        Net        Net Realized
                                                    Value at    Investment    and Unrealized   Total from
                                                   Beginning      Income        Gain (Loss)    Investment
                                                   of Period   (Loss)(b)(c)    on Securities   Operations
Small Cap
Ordinary Shares
Six Months Ended September 30, 2001 (Unaudited)     $17.46        (0.10)          (0.69)         (0.79)
Year Ended March 31, 2001                           $24.82        (0.22)          (4.18)         (4.40)
Year Ended March 31, 2000                           $14.60        (0.24)          10.46          10.22
Year Ended March 31, 1999                           $17.80        (0.15)          (3.05)         (3.20)
Year Ended March 31, 1998                           $15.04        (0.23)           5.60           5.37

Institutional Shares
Six Months Ended September 30, 2001 (Unaudited)     $18.46        (0.06)          (0.73)         (0.79)
Year Ended March 31, 2001                           $25.92        (0.10)          (4.40)         (4.50)
Year Ended March 31, 2000                           $15.17        (0.15)          10.90          10.75
Year Ended March 31, 1999                           $18.40        (0.08)          (3.15)         (3.23)
Year Ended March 31, 1998                           $15.55        (0.15)           5.79           5.64

Mid Cap
Ordinary Shares
Six Months Ended September 30, 2001 (Unaudited)     $13.45        (0.08)          (2.21)         (2.29)
Year Ended March 31, 2001                           $24.68        (0.20)          (6.54)         (6.74)
Year Ended March 31, 2000                           $15.46        (0.19)          10.74          10.55
Year Ended March 31, 1999                           $16.05        (0.11)          (0.09)         (0.20)
Year Ended March 31, 1998                           $13.44        (0.08)           6.06           5.98

Institutional Shares
Six Months Ended September 30, 2001 (Unaudited)     $13.86        (0.07)          (2.27)         (2.34)
Year Ended March 31, 2001                           $25.21        (0.14)          (6.72)         (6.86)
Year Ended March 31, 2000                           $15.65        (0.19)          11.08          10.89
Year Ended March 31, 1999                           $16.24        (0.10)          (0.10)         (0.20)
Year Ended March 31, 1998                           $13.55        (0.06)           6.12           6.06

Growth and Income
Ordinary Shares
Six Months Ended September 30, 2001 (Unaudited)     $13.95        (0.07)          (1.91)         (1.98)
Year Ended March 31, 2001                           $25.88        (0.22)          (8.34)         (8.56)
Year Ended March 31, 2000                           $21.26        (0.25)          10.21           9.96
Year Ended March 31, 1999                           $20.85        (0.08)           2.82           2.74
Year Ended March 31, 1998                           $15.22         0.00            7.61           7.61

Institutional Shares
Six Months Ended September 30, 2001 (Unaudited)     $14.25        (0.03)          (1.96)         (1.99)
Year Ended March 31, 2001                           $26.22        (0.12)          (8.48)         (8.60)
Year Ended March 31, 2000                           $21.37        (0.14)          10.33          10.19
Year Ended March 31, 1999                           $20.84         0.03            2.83           2.86
Year Ended March 31, 1998                           $15.24         0.10            7.60           7.70

International Equity
Ordinary Shares
Six Months Ended September 30, 2001 (Unaudited)     $ 7.57        (0.02)          (1.45)         (1.47)
Year Ended March 31, 2001                           $12.00        (0.04)          (3.55)         (3.59)
Year Ended March 31, 2000                           $11.37        (0.04)           1.50           1.46
Year Ended March 31, 1999                           $11.97         0.01           (0.58)         (0.57)
Year Ended March 31, 1998                           $11.03         0.07            1.30           1.37

                                                     -------------- Distributions --------------
                                                      Dividends     Distributions
                                                      from Net           from                       Net Asset
                                                     Investment        Realized         Total       Value End      Total
                                                       Income       Capital Gains   Distributions   of Period    Return(d)
Small Cap
Ordinary Shares
Six Months Ended September 30, 2001 (Unaudited)            --              --              --        $16.67        (4.52)%
Year Ended March 31, 2001                                  --           (2.96)(g)       (2.96)       $17.46       (18.49)%
Year Ended March 31, 2000                                  --              --              --        $24.82        70.00%
Year Ended March 31, 1999                                  --              --              --        $14.60       (17.98)%
Year Ended March 31, 1998                               (0.16)          (2.45)(h)       (2.61)       $17.80        37.79%

Institutional Shares
Six Months Ended September 30, 2001 (Unaudited)            --              --              --        $17.67        (4.28)%
Year Ended March 31, 2001                                  --           (2.96)(g)       (2.96)       $18.46       (18.07)%
Year Ended March 31, 2000                                  --              --              --        $25.92        70.86%
Year Ended March 31, 1999                                  --              --              --        $15.17       (17.55)%
Year Ended March 31, 1998                               (0.34)          (2.45)(h)       (2.79)       $18.40        38.44%

Mid Cap
Ordinary Shares
Six Months Ended September 30, 2001 (Unaudited)            --              --              --        $11.16       (17.03)%
Year Ended March 31, 2001                                  --           (4.49)(i)       (4.49)       $13.45       (29.51)%
Year Ended March 31, 2000                                  --           (1.33)          (1.33)       $24.68        71.41%
Year Ended March 31, 1999                                  --           (0.39)          (0.39)       $15.46        (1.08)%
Year Ended March 31, 1998                                  --           (3.37)          (3.37)       $16.05        46.76%

Institutional Shares
Six Months Ended September 30, 2001 (Unaudited)            --              --              --        $11.52       (16.88)%
Year Ended March 31, 2001                                  --           (4.49)(i)       (4.49)       $13.86       (29.35)%
Year Ended March 31, 2000                                  --           (1.33)          (1.33)       $25.21        72.81%
Year Ended March 31, 1999                                  --           (0.39)          (0.39)       $15.65        (1.07)%
Year Ended March 31, 1998                                  --           (3.37)          (3.37)       $16.24        47.01%

Growth and Income
Ordinary Shares
Six Months Ended September 30, 2001 (Unaudited)            --              --              --        $11.97       (14.19)%
Year Ended March 31, 2001                                  --           (3.37)          (3.37)       $13.95       (35.20)%
Year Ended March 31, 2000                                  --           (5.34)          (5.34)       $25.88        51.46%
Year Ended March 31, 1999                                  --           (2.33)          (2.33)       $21.26        13.67%
Year Ended March 31, 1998                               (0.05)          (1.93)          (1.98)       $20.85        51.52%

Institutional Shares
Six Months Ended September 30, 2001 (Unaudited)            --              --              --        $12.26       (13.97)%
Year Ended March 31, 2001                                  --           (3.37)          (3.37)       $14.25       (34.89)%
Year Ended March 31, 2000                                  --           (5.34)          (5.34)       $26.22        52.32%
Year Ended March 31, 1999                                  --           (2.33)          (2.33)       $21.37        14.27%
Year Ended March 31, 1998                               (0.17)          (1.93)          (2.10)       $20.84        52.18%

International Equity
Ordinary Shares
Six Months Ended September 30, 2001 (Unaudited)            --              --              --        $ 6.10       (19.42)%
Year Ended March 31, 2001                               (0.09)(j)       (0.75)(k)       (0.84)       $ 7.57       (30.96)%
Year Ended March 31, 2000                               (0.34)(j)       (0.49)          (0.83)       $12.00        12.93%
Year Ended March 31, 1999                               (0.03)(j)          --           (0.03)       $11.37        (4.78)%
Year Ended March 31, 1998                               (0.17)(j)       (0.26)(l)       (0.43)       $11.97        12.95%

                                                                ---------------- Ratios and Supplemental Data ----------------
                                                                  Ratio of Expenses to Average
                                                                ------- Net Assets(e)(f) -------
                                                   Net Assets                                      Net Investment
                                                     End of                            Including    Income (Loss)
                                                     Period     Excluding               Custody    to Average Net    Portfolio
                                                     (000's)     Credits      Gross     Credits     Assets(c)(e)    Turnover(e)
Small Cap
Ordinary Shares
Six Months Ended September 30, 2001 (Unaudited)      $57,757       1.97%       1.97%      1.97%         (1.09)%        74.00%
Year Ended March 31, 2001                            $60,320       1.92%       1.92%      1.92%         (0.98)%        76.00%
Year Ended March 31, 2000                            $74,289       1.97%       1.97%      1.96%         (1.30)%       145.00%
Year Ended March 31, 1999                            $47,605       1.94%       1.94%      1.94%         (0.99)%       113.00%
Year Ended March 31, 1998                            $66,876       1.90%       1.96%      1.89%         (1.33)%       135.00%

Institutional Shares
Six Months Ended September 30, 2001 (Unaudited)      $ 8,897       1.47%       1.47%      1.47%         (0.59)%        74.00%
Year Ended March 31, 2001                            $ 8,257       1.42%       1.42%      1.42%         (0.44)%        76.00%
Year Ended March 31, 2000                            $ 6,501       1.47%       1.47%      1.46%         (0.80)%       145.00%
Year Ended March 31, 1999                            $ 4,680       1.44%       1.44%      1.44%         (0.49)%       113.00%
Year Ended March 31, 1998                            $ 6,286       1.41%       1.47%      1.40%         (0.86)%       135.00%

Mid Cap
Ordinary Shares
Six Months Ended September 30, 2001 (Unaudited)      $12,104       1.90%       1.90%      1.90%         (1.20)%        80.00%
Year Ended March 31, 2001                            $15,214       1.79%       1.83%      1.79%         (1.02)%        75.00%
Year Ended March 31, 2000                            $19,921       1.67%       1.92%      1.67%         (1.03)%       153.00%
Year Ended March 31, 1999                            $12,617       1.65%       1.87%      1.65%         (0.72)%       168.00%
Year Ended March 31, 1998                            $15,484       1.57%       1.97%      1.57%         (0.52)%       128.00%

Institutional Shares
Six Months Ended September 30, 2001 (Unaudited)      $ 1,367       1.65%       1.65%      1.65%         (0.95)%        80.00%
Year Ended March 31, 2001                            $ 1,660       1.58%       1.58%      1.58%         (0.76)%        75.00%
Year Ended March 31, 2000                            $   986       1.67%       1.67%      1.67%         (1.04)%       153.00%
Year Ended March 31, 1999                            $   557       1.62%       1.62%      1.62%         (0.69)%       168.00%
Year Ended March 31, 1998                            $   823       1.40%       1.72%      1.40%         (0.35)%       128.00%

Growth and Income
Ordinary Shares
Six Months Ended September 30, 2001 (Unaudited)      $50,597       1.72%       1.72%      1.65%         (0.92)%         5.00%
Year Ended March 31, 2001                            $60,587       1.66%       1.66%      1.64%         (1.05)%        64.00%
Year Ended March 31, 2000                            $96,477       1.70%       1.70%      1.66%         (1.08)%        78.00%
Year Ended March 31, 1999                            $70,874       1.67%       1.67%      1.62%         (0.36)%        97.00%
Year Ended March 31, 1998                            $66,397       1.69%       1.69%      1.65%         (0.01)%        72.00%

Institutional Shares
Six Months Ended September 30, 2001 (Unaudited)      $ 1,253       1.22%       1.22%      1.15%         (0.42)%         5.00%
Year Ended March 31, 2001                            $ 1,517       1.16%       1.16%      1.14%         (0.56)%        64.00%
Year Ended March 31, 2000                            $ 2,354       1.20%       1.20%      1.16%         (0.60)%        78.00%
Year Ended March 31, 1999                            $ 4,607       1.17%       1.17%      1.12%          0.14%         97.00%
Year Ended March 31, 1998                            $ 3,724       1.19%       1.19%      1.14%          0.50%         72.00%

International Equity
Ordinary Shares
Six Months Ended September 30, 2001 (Unaudited)      $ 9,643       2.20%       2.33%      2.14%         (0.41)%        41.00%
Year Ended March 31, 2001                            $13,212       2.19%       2.25%      2.08%         (0.40)%       108.00%
Year Ended March 31, 2000                            $19,491       2.18%       2.30%      2.13%         (0.35)%        78.00%
Year Ended March 31, 1999                            $21,956       2.11%       2.11%      2.08%          0.12%        128.00%
Year Ended March 31, 1998                            $32,182       2.18%       2.18%      2.03%          0.62%         61.00%

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

(For a share outstanding throughout each period)

                                                                              Income from
                                                               -------- Investment Operations(a) --------
                                                   Net Asset        Net        Net Realized
                                                    Value at    Investment    and Unrealized   Total from
                                                   Beginning      Income        Gain (Loss)    Investment
                                                   of Period   (Loss)(b)(c)    on Securities   Operations
International Equity--Continued
Institutional Shares
Six Months Ended September 30, 2001 (Unaudited)    $ 7.59           0.00          (1.47)         (1.47)
Year Ended March 31, 2001                          $12.00           0.01          (3.54)         (3.53)
Year Ended March 31, 2000                          $11.39           0.02           1.49           1.51
Year Ended March 31, 1999                          $11.95           0.06          (0.58)         (0.52)
Year Ended March 31, 1998                          $11.10           0.14           1.28           1.42

Emerging Markets
Ordinary Shares
Six Months Ended September 30, 2001 (Unaudited)    $ 6.57           0.04          (0.99)         (0.95)
Year Ended March 31, 2001                          $ 9.39           0.05          (2.87)         (2.82)
Year Ended March 31, 2000                          $ 6.59          (0.01)          2.83           2.82
Year Ended March 31, 1999                          $ 7.70           0.07          (1.11)         (1.04)
Year Ended March 31, 1998                          $ 9.24          (0.04)         (1.50)         (1.54)

Institutional Shares
Six Months Ended September 30, 2001 (Unaudited)    $ 6.62           0.06          (1.00)         (0.94)
Year Ended March 31, 2001                          $ 9.48           0.09          (2.91)         (2.82)
Year Ended March 31, 2000                          $ 6.64           0.04           2.85           2.89
Year Ended March 31, 1999                          $ 7.76           0.09          (1.11)         (1.02)
Year Ended March 31, 1998                          $ 9.27           0.02          (1.53)         (1.51)

Foreign Value
Ordinary Shares
Six Months Ended September 30, 2001 (Unaudited)    $ 8.66           0.06          (1.45)         (1.39)
Year Ended March 31, 2001                          $ 9.05           0.10          (0.49)         (0.39)
Year Ended March 31, 2000                          $ 8.36           0.04           0.97           1.01
May 15, 1998* to March 31, 1999                    $10.00           0.02          (1.64)         (1.62)

Institutional Shares
Six Months Ended September 30, 2001 (Unaudited)    $ 8.68           0.07          (1.45)         (1.38)
Year Ended March 31, 2001                          $ 9.06           0.14          (0.52)         (0.38)
Year Ended March 31, 2000                          $ 8.37           0.12           0.91           1.03
December 18, 1998* to March 31, 1999               $ 8.43           0.06          (0.12)         (0.06)

                                                     -------------- Distributions ---------------
                                                      Dividends     Distributions
                                                      from Net           from                       Net Asset
                                                     Investment        Realized         Total       Value End       Total
                                                       Income       Capital Gains   Distributions   of Period     Return(d)
International Equity--Continued
Institutional Shares
Six Months Ended September 30, 2001 (Unaudited)            --              --              --       $ 6.12         (19.37)%
Year Ended March 31, 2001                               (0.13)(j)       (0.75)(k)       (0.88)      $ 7.59         (30.54)%
Year Ended March 31, 2000                               (0.41)(j)       (0.49)          (0.90)      $12.00          13.33%
Year Ended March 31, 1999                               (0.04)(j)          --           (0.04)      $11.39          (4.34)%
Year Ended March 31, 1998                               (0.31)(j)       (0.26)(l)       (0.57)      $11.95          13.50%

Emerging Markets
Ordinary Shares
Six Months Ended September 30, 2001 (Unaudited)            --              --              --       $ 5.62         (14.46)%
Year Ended March 31, 2001                                  --              --              --       $ 6.57         (30.03)%
Year Ended March 31, 2000                               (0.02)(m)          --           (0.02)      $ 9.39          42.73%
Year Ended March 31, 1999                               (0.07)(n)          --           (0.07)      $ 6.59         (13.40)%
Year Ended March 31, 1998                                  --              --              --       $ 7.70         (16.67)%

Institutional Shares
Six Months Ended September 30, 2001 (Unaudited)            --              --              --       $ 5.68         (14.20)%
Year Ended March 31, 2001                               (0.04)             --           (0.04)      $ 6.62         (29.70)%
Year Ended March 31, 2000                               (0.05)(m)          --           (0.05)      $ 9.48          43.55%
Year Ended March 31, 1999                               (0.10)(n)          --           (0.10)      $ 6.64         (12.93)%
Year Ended March 31, 1998                                  --              --              --       $ 7.76         (16.29)%

Foreign Value
Ordinary Shares
Six Months Ended September 30, 2001 (Unaudited)            --              --              --       $ 7.27         (16.05)%
Year Ended March 31, 2001                                0.00              --            0.00       $ 8.66          (4.30)%
Year Ended March 31, 2000                               (0.32)(o)          --           (0.32)      $ 9.05          12.17%
May 15, 1998* to March 31, 1999                         (0.02)(o)          --           (0.02)      $ 8.36         (16.16)%

Institutional Shares
Six Months Ended September 30, 2001 (Unaudited)            --              --              --       $ 7.30         (15.90)%
Year Ended March 31, 2001                               (0.00)             --           (0.00)      $ 8.68          (4.18)%
Year Ended March 31, 2000                               (0.34)(o)          --           (0.34)      $ 9.06          12.37%
December 18, 1998* to March 31, 1999                       --              --              --       $ 8.37          (0.71)%

                                                                ---------------- Ratios and Supplemental Data -----------------
                                                                  Ratio of Expenses to Average
                                                                ------- Net Assets(e)(f) -------
                                                   Net Assets                                      Net Investment
                                                     End of                            Including    Income (Loss)
                                                     Period     Excluding               Custody    to Average Net    Portfolio
                                                     (000's)     Credits      Gross     Credits     Assets(c)(e)    Turnover(e)
International Equity--Continued
Institutional Shares
Six Months Ended September 30, 2001 (Unaudited)      $    73       1.70%       1.83%      1.64%          0.05%         41.00%
Year Ended March 31, 2001                            $    90       1.69%       1.75%      1.58%          0.07%        108.00%
Year Ended March 31, 2000                            $   172       1.68%       1.80%      1.63%          0.14%         78.00%
Year Ended March 31, 1999                            $ 1,895       1.61%       1.61%      1.58%          0.62%        128.00%
Year Ended March 31, 1998                            $ 1,728       1.68%       1.69%      1.54%          1.19%         61.00%

Emerging Markets
Ordinary Shares
Six Months Ended September 30, 2001 (Unaudited)      $ 8,360       2.32%       2.32%      2.32%          1.28%         61.00%
Year Ended March 31, 2001                            $ 9,598       2.30%       2.30%      2.30%          0.62%         42.00%
Year Ended March 31, 2000                            $12,767       2.33%       2.33%      2.33%         (0.07)%        31.00%
Year Ended March 31, 1999                            $ 8,442       2.32%       2.58%      2.24%          1.03%         49.00%
Year Ended March 31, 1998                            $ 9,241       2.69%       2.69%      2.57%         (0.43)%        52.00%

Institutional Shares
Six Months Ended September 30, 2001 (Unaudited)      $ 1,559       1.82%       1.82%      1.82%          1.78%         61.00%
Year Ended March 31, 2001                            $ 1,935       1.80%       1.80%      1.80%          1.10%         42.00%
Year Ended March 31, 2000                            $ 2,796       1.83%       1.83%      1.83%          0.52%         31.00%
Year Ended March 31, 1999                            $ 1,447       1.82%       2.08%      1.74%          1.36%         49.00%
Year Ended March 31, 1998                            $ 1,002       2.19%       2.19%      2.07%          0.24%         52.00%

Foreign Value
Ordinary Shares
Six Months Ended September 30, 2001 (Unaudited)      $15,073       2.00%       2.00%      2.00%          1.37%         14.00%
Year Ended March 31, 2001                            $14,410       1.96%       1.97%      1.96%          1.12%         45.00%
Year Ended March 31, 2000                            $13,595       1.90%       2.06%      1.90%          0.40%         30.00%
May 15, 1998* to March 31, 1999                      $ 7,478       1.99%       2.13%      1.90%          0.19%         22.00%

Institutional Shares
Six Months Ended September 30, 2001 (Unaudited)      $   525       1.74%       1.74%      1.74%          1.65%         14.00%
Year Ended March 31, 2001                            $   616       1.71%       1.72%      1.71%          1.53%         45.00%
Year Ended March 31, 2000                            $ 1,204       1.61%       1.77%      1.61%          1.67%         30.00%
December 18, 1998* to March 31, 1999                 $   401       1.72%       1.86%      1.70%          0.75%         22.00%

* Commencement of Operations
(a) Per share numbers have been calculated using the average shares method.
(b) Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.
(c) Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise taxes.
(d) Total Return does not include the one time deferred sales charge of 1% for the Ordinary Shares. Effective August 1, 1996 Mid Cap Ordinary Shares are no longer subject to the deferred sales charge of 1%. The total return would have been lower if certain fees had not been waived or if custodial fees had not been reduced by credits allowed by the custodian. See Note 3 to the financial statements.
(e) Periods less than one year are annualized.
(f) Ratio of expenses to average net assets shows:
      Excluding Credits (total expenses less fees waivers and reimbursements by the investment advisor, if any).
      Gross (total expenses not taking into account fee waivers and reimbursements by the investment advisor or custody earnings credits, if any).
      Including Credits (expenses less fee waivers and reimbursements by the investment advisor and reduced by custody earnings credits, if any).
(g) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.35 per share.
(h) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.03 per share.
(i) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.38 per share.
(j) Distributions from net investment income includes distributions in excess of current net income of $0.09, $0.34, $0.01 and $0.06 per share for Ordinary Shares, and $0.13, $0.41, $0.01 and $0.11 per share for Institutional Shares during the fiscal years ended March 31, 2001, 2000, 1999 and 1998, respectively.
(k) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.27 per share.
(l) Distributions from realized capital gains include distributions in excess of realized capital gains of $0.05 per share.
(m) Distributions from net investment income includes distributions in excess of current net investment income of $0.02 per share for Ordinary Shares and $0.05 per share for Institutional Shares.
(n) Distributions from net investment income includes a return of capital of $0.02 per share for Ordinary Shares and $0.03 per share for Institutional Shares.
(o) Distribution from net investment income includes distributions in excess of current net investment income of $0.02 and $0.01 for Ordinary Shares, and $0.02 and $ (-) for Institutional Shares for the years ended March 31, 2000 and 1999, respectively.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

QUANT FUNDS
--------------------------------------------------------------------------[LOGO]

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization of the Trust.

The Quantitative Group of Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust currently has six series (individually a "Fund" and collectively the "Funds") each with a distinct investment objective: Quant Small Cap, Quant Mid Cap, Quant Growth and Income, Quant International Equity, Quant Emerging Markets, and Quant Foreign Value.

The Quant Small Cap Fund ("Small Cap") seeks maximum long-term capital appreciation by investing primarily in common stocks of companies with smaller market capitalizations or larger companies with higher than average expected earnings growth rates.

The Quant Mid Cap Fund ("Mid Cap") seeks long-term growth of capital by investing primarily in common stock of companies with medium market capitalizations.

The Quant Growth and Income Fund ("Growth and Income") seeks long-term growth of capital and income by investing primarily in common stocks of larger companies having substantial equity capital that are currently paying dividends.

The Quant International Equity Fund ("International Equity") seeks long-term capital growth and income by investing primarily in foreign securities. Generally, the Fund invests in Western Europe, Australia, and the larger capital markets in the Far East.

The Quant Emerging Markets Fund ("Emerging Markets") seeks long-term growth of capital by investing in securities of foreign issuers located in emerging markets.

The Quant Foreign Value Fund ("Foreign Value") seeks long-term capital growth and income by investing in a diversified portfolio consisting primarily of foreign securities. Generally, the Fund invests in Western Europe, Australia, and the larger capital markets in the Far East. The Fund may also invest in emerging markets.

2. Significant Accounting Policies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies, which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Security Valuation. Portfolio securities are valued each business day at the last reported sale price up to 4:00 p.m. on the principal exchange or market on which they are traded. If there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For certain securities, where no such sales have been reported, the Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a fund may value such securities in good faith at fair value in accordance with procedures established by the Funds' Trustees (the "Trustees"), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate on each business day. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using procedures approved by the Trustees.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund's investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.

Repurchase Agreements. The Funds' custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds. The Funds may experience costs and delays in liquidating the collateral if the issuer defaults or enters into bankruptcy.

Foreign Currency Transactions. All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the close of each business day. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually


--------------------------------------------------------------------------------
                                                                              19
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                                                                    QUANT FUNDS
[LOGO]--------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

Expenses. The majority of the expenses of the Funds are attributed to the individual Funds for which they are incurred. Expenses that are not attributed to a specific Fund are allocated in proportion to the respective net assets of the Funds. Expenses allocable to a Fund are borne pro rata by the holders of both classes of shares of such Fund, except that 12b-1 Plan expenses will not be borne by the holders of Institutional Shares and each class has its own transfer agency fee.

3. Management Fee, Advisory Contracts and Other Affiliate Transactions.

The Funds have entered into a Management Agreement with Quantitative Investment Advisors, Inc. (the "Manager"). Compensation of the Manager, for management and administration of the Funds, including selection and monitoring of the portfolio advisors, is paid monthly based on the average daily net asset value of each Fund for the month. The annual rate of such fees is 1.00% of the average daily net asset value of Small Cap, Mid Cap, International Equity and Foreign Value; 0.75% of the average daily net asset value of the Growth and Income Fund; and 0.80% of the average daily net asset value of Emerging Markets.

Under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap, Growth and Income, and International Equity to the extent that the total expenses of any of these Funds individually exceed 2% of average net asset value for any fiscal year. The Distribution Agreement calls for the distributor, U.S. Boston Capital Corporation (the "Distributor") to reduce its fee similarly after the Manager's fee has been eliminated. The Manager has also voluntarily agreed to waive fees or assume certain operating expenses of Emerging Markets in order to reduce the total expenses of this Fund to no more than 2.25% of its average net assets. Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.

For the six months ended September 30, 2001, the fees waived or expenses reimbursed by the Manager amounted to $8,173 for International Equity. The aggregate management fees, net of fees waived or reimbursed by the Manager amounted to $874,872.

The Manager has entered into advisory contracts with the following sub advisors (collectively the "Advisors") to provide investment advisory services to the following Funds: Columbia Partners, L.L.C., Investment Management (Small Cap, Mid Cap), SSgA Funds Management, Inc. (Growth and Income, International Equity), Independence Investment LLC. (Emerging Markets), and Polaris Capital Management, Inc. (Foreign Value).

For services rendered, the Manager pays to the Advisor of a Fund a fee generally based on a percentage of the average daily net asset value of the Fund. The fee for each Fund is determined separately. The fees paid by the Manager to the Advisors of the Funds are as follows: Small Cap--0.50% of average daily total net assets; Mid Cap and Emerging Markets--0.40% of average daily total net assets; Growth and Income--0.375% of the first $20 million and 0.30% of amounts in excess of $20 million of average daily total net assets, with an annual minimum of $25,000; International Equity--0.50% of the first $30 million, 0.40% of amounts in excess of $30 million but less than $100 million and 0.35% of amounts in excess of $100 million of average daily total net assets, with an annual minimum of $75,000; and Foreign Value--0.35% of the first $35 million, 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% for assets in excess of $200 million of average daily total net assets.

The Funds have entered into a Distribution Agreement with the Distributor. For its services under the Distribution Agreement, the Distributor receives a monthly fee at the annual rate of (i) 0.50% of the average net asset value of Ordinary Shareholder accounts of Small Cap, Growth and Income, International Equity and Emerging Markets and (ii) 0.25% of the average net asset value of Ordinary Shareholder accounts of Mid Cap and Foreign Value open during the period the plan is in effect. Prior to August 1, 1996, the annual rate for Mid Cap accounts was 0.50%. Holders of Institutional Shares bear no portion of the 12b-1 Plan expenses of the Funds and are not entitled to vote on matters involving the 12b-1 Plan. During the six months ended September 30, 2001, the aggregate fees paid by the Funds pursuant to such Distribution Agreement, net of fees waived by the Distributor, amounted to $409,907.

A deferred sales charge amounting to 1% of the net asset value of Ordinary Shares redeemed of Small Cap, Growth and Income, International Equity, Emerging Markets and Foreign Value is withheld from the redemption proceeds and paid to the Distributor. The deferred sales charge is also imposed on redemptions of Ordinary Shares of Mid Cap purchased prior to August 1, 1996. The deferred sales charge is not imposed on redemptions of Institutional Shares and certain other transactions. The Funds have been advised that during the six months ended September 30, 2001, such fees earned by the Distributor were $68,948.


--------------------------------------------------------------------------------

QUANT FUNDS
--------------------------------------------------------------------------[LOGO]

NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

Transfer agent functions are provided to the Funds by Quantitative Institutional Services, a division of the Manager (the "Transfer Agent") pursuant to a Transfer Agent Agreement. The Agreement provides for base fees that are payable to the Transfer Agent at an annual rate of 0.16% of the aggregate average daily net asset value of each class of shares of each Fund and for reimbursement of out of pocket expenses. During the six months ended September 30, 2001, the aggregate fees, paid by the Funds pursuant to such agreements amounted to $161,768.

The Transfer Agent also provides the Fund with other services consisting of in-house legal services, preparation and review of semi-annual and annual reports and EDGAR administration services. These services are provided as additional services agreed to by the Trustees under the provisions of the Transfer Agent and Services Agreement. During the six months ended September 30, 2001, the aggregate fees paid by the Funds pursuant to such agreement amounted to $56,700.

Custody and fund accounting services are provided by State Street Kansas City. Custody credits generated by interest earned on uninvested cash balances maintained by the Funds are used to offset custodial expenses of the Funds.

Each Trustee receives an annual Trustee's fee of $4,000 allocated to each Fund in proportion to the respective net assets of the Funds.

4. Federal Income Taxes.

It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

At March 31, 2001 International Equity had a capital loss carry-over amounting to $146,743 which will expire on March 31, 2009. Emerging Markets had a capital loss carry-over amounting to $1,350,118 which will expire on March 31, 2007. Foreign Value had a capital loss carry-over amounting to $318,752 of which $241,046 will expire on March 31, 2007 and $77,706 will expire on March 31, 2008. Small Cap, Mid Cap, International Equity, Emerging Markets and Foreign Value also had post October loss deferrals amounting to $649,935, $482,585, $437,264, $214,075 and $812,089, respectively. International Equity, Emerging Markets and Foreign Value had post October currency loss deferrals amounting to $13,960, $7,608 and $2,771, respectively. To the extent that these losses are used to offset any future capital gains realized during the carryover period, no capital gains tax liabilities will be incurred by the Funds for gains realized and not distributed.

5. Purchases and Sales.

During the six months ended September 30, 2001, purchases of investment securities other than U.S. Government obligations and short-term investments, for Small Cap, Mid Cap, Growth and Income, International Equity, Emerging Markets and Foreign Value were $28,562,594, $8,236,228, $5,748,401, $2,527,769,
$3,540,250 and $3,476,178, respectively. Sales of such securities for the Funds were $25,531,066, $6,216,301, $1,508,643, $3,324,632, $3,250,532, and $993,660,
respectively.

6. Securities Loans.

As of September 30, 2001, International Equity loaned common stocks having a value of $908,570. For such loans the Fund received cash collateral which was invested in short term instruments with a market value of $751,613 and a letter of credit from Morgan Stanley Dean Witter with a value of $179,900. The loans are collateralized at all times with cash, securities or letters of credit with a market value at least equal to the market value of the securities on loan.

Security lending income of $3,976 collected by State Street was recorded in interest income on the Statement of Operations.

7. Contingent Liability.

The Trust insures itself and all Funds under a policy with ICI Mutual Insurance Company. The annual premium is allocated among the Funds and the Transfer Agent. Additionally, the Funds have committed up to 300% of the annual premium, one third of which was provided in cash, with each Fund's pro rata portion recorded as an asset. The remainder is secured with an irrevocable letter of credit.

8. Shares of Beneficial Interest.

The following schedule shows the number of shareholders each owning 5% or more of a class of shares of a Fund and the total percentage of the class held by such shareholders.


                               5% or Greater Shareholders
                               ---------------------------
Fund                            Number     % of class Held
Small Cap Inst.                   7               75%
Mid Cap Ord.                      1                7%
Mid Cap Inst.                     4               82%
Growth and Income Inst.           4               72%
International Equity Inst.        3              100%
Emerging Markets Inst.            2               98%
Foreign Value Ord.                1                5%
Foreign Value Inst.               4              100%

--------------------------------------------------------------------------------

                                                                    QUANT FUNDS
[LOGO]--------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

9. Concentration of Risk.

The relatively large investments of Emerging Markets in Latin American and Southeast Asian countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.


--------------------------------------------------------------------------------

QUANT FUNDS
--------------------------------------------------------------------------[LOGO]

NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued

10. Transactions in Shares of Beneficial Interest.

Transactions in shares of beneficial interest were as follows:

                                                          Six Months Ended                     Year Ended
                                                         September 30, 2001                  March 31, 2001
                                                   -------------------------------   ------------------------------
                                                       Shares          Dollars           Shares          Dollars
Small Cap
Ordinary Shares:
Shares sold                                            162,331      $ 3,003,892         211,498      $ 4,456,197
Shares issued in reinvestment of distributions              --               --         449,046        8,379,192
Shares redeemed                                       (152,288)      (2,873,596)       (199,364)      (4,276,299)
                                                      --------      -----------        --------      -----------
Net change                                              10,043          130,296         461,180        8,559,090
                                                      ========      -----------        ========      -----------
Institutional Shares:
Shares sold                                             59,052        1,209,891         177,342        3,627,710
Shares issued in reinvestment of distributions              --               --          35,893          707,098
Shares redeemed                                         (2,838)         (53,814)        (16,786)        (362,379)
                                                      --------      -----------        --------      -----------
Net change                                              56,214        1,156,077         196,449        3,972,429
                                                      ========      -----------        ========      -----------
Total net change for fund                                           $ 1,286,373                      $12,531,519
                                                                    ===========                      ===========
Mid Cap
Ordinary Shares:
Shares sold                                             48,819      $   663,357         202,210      $ 3,899,386
Shares issued in reinvestment of distributions              --               --         240,347        3,674,899
Shares redeemed                                        (95,596)      (1,252,166)       (118,753)      (2,343,640)
                                                      --------      -----------        --------      -----------
Net change                                             (46,777)        (588,809)        323,804        5,230,645
                                                      ========      -----------        ========      -----------
Institutional Shares:
Shares sold                                              1,382           18,397          70,247        1,213,628
Shares issued in reinvestment of distributions              --               --          12,005          188,963
Shares redeemed                                         (2,448)         (34,410)         (1,579)         (34,594)
                                                      --------      -----------        --------      -----------
Net change                                              (1,066)         (16,013)         80,673        1,367,997
                                                      ========      -----------        ========      -----------
Total net change for fund                                           $  (604,822)                     $ 6,598,642
                                                                    ===========                      ===========
Growth and Income
Ordinary Shares:
Shares sold                                            195,555      $ 2,720,089         330,164      $ 6,642,876
Shares issued in reinvestment of distributions              --               --         651,232       10,862,548
Shares redeemed                                       (314,550)      (4,406,913)       (364,122)      (7,523,400)
                                                      --------      -----------        --------      -----------
Net change                                            (118,995)      (1,686,824)        617,274        9,982,024
                                                      ========      -----------        ========      -----------
Institutional Shares:
Shares sold                                              1,813           25,497          77,482        1,919,410
Shares issued in reinvestment of distributions              --               --          20,402          347,245
Shares redeemed                                         (6,131)         (86,459)        (81,215)      (1,884,054)
                                                      --------      -----------        --------      -----------
Net change                                              (4,318)         (60,962)         16,669          382,601
                                                      ========      -----------        ========      -----------
Total net change for fund                                           $(1,747,786)                     $10,364,625
                                                                    ===========                      ===========

--------------------------------------------------------------------------------

                                                                    QUANT FUNDS
[LOGO]--------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)--Continued


                                                          Six Months Ended                     Year Ended
                                                         September 30, 2001                  March 31, 2001
                                                   -------------------------------   ------------------------------
                                                       Shares          Dollars           Shares          Dollars
International Equity
Ordinary Shares:
Shares sold                                             50,432      $   365,043         190,058      $ 1,886,728
Shares issued in reinvestment of distributions              --               --         131,456        1,175,215
Shares redeemed                                       (214,354)      (1,514,813)       (201,034)      (2,147,269)
                                                      --------      -----------        --------      -----------
Net change                                            (163,922)      (1,149,770)        120,480          914,674
                                                      ========      -----------        ========      -----------
Institutional Shares:
Shares sold                                             43,243          336,000             544            5,540
Shares issued in reinvestment of distributions              --               --           1,444           12,906
Shares redeemed                                        (43,229)        (332,663)         (4,406)         (36,391)
                                                      --------      -----------        --------      -----------
Net change                                                  14            3,337          (2,418)         (17,945)
                                                      ========      -----------        ========      -----------
Total net change for fund                                           $(1,146,433)                     $   896,729
                                                                    ===========                      ===========
Emerging Markets
Ordinary Shares:
Shares sold                                             61,828      $   408,388         173,241      $ 1,288,046
Shares issued in reinvestment of distributions              --               --              --               --
Shares redeemed                                        (35,725)        (231,180)        (72,421)        (560,674)
                                                      --------      -----------        --------      -----------
Net change                                              26,103          177,208         100,820          727,372
                                                      ========      -----------        ========      -----------
Institutional Shares:
Shares sold                                                257            1,679           1,196            8,749
Shares issued in reinvestment of distributions              --               --             354            2,329
Shares redeemed                                        (18,036)        (116,280)         (4,285)         (37,912)
                                                      --------      -----------        --------      -----------
Net change                                             (17,779)        (114,601)         (2,735)         (26,834)
                                                      ========      -----------        ========      -----------
Total net change for fund                                           $    62,607                      $   700,538
                                                                    ===========                      ===========
Foreign Value
Ordinary Shares:
Shares sold                                            425,104      $ 3,565,240         348,665      $ 3,175,479
Shares issued in reinvestment of distributions              --               --             141            1,185
Shares redeemed                                        (15,334)        (138,066)       (185,900)      (1,624,978)
                                                      --------      -----------        --------      -----------
Net change                                             409,770        3,427,174         162,906        1,551,686
                                                      ========      -----------        ========      -----------
Institutional Shares:
Shares sold                                              1,627           11,994           2,750           23,473
Shares issued in reinvestment of distributions              --               --               8               71
Shares redeemed                                           (645)          (6,000)        (64,704)        (578,674)
                                                      --------      -----------        --------      -----------
Net change                                                 982            5,994         (61,946)        (555,130)
                                                      ========      -----------        ========      -----------
Total net change for fund                                           $ 3,433,168                      $   996,556
                                                                    ===========                      ===========

11. Subsequent Events.


On October 10, 2001, the Trustees voted to terminate International Equity by November 30, 2001.

--------------------------------------------------------------------------------

                                  QUANT FUNDS
                              55 Old Bedford Road
                               Lincoln, MA 01773
                                 1-800-326-2151
                               www.QuantFunds.com

                                    Manager

                             Quantitative Advisors
                              55 Old Bedford Road
                               Lincoln, MA 01773

                                    Advisors

  Independence Investment LLC      Columbia Partners, LLC, Investment Management
        53 State Street                    1775 Pennsylvania Avenue, N.W.
       Boston, MA 02109                        Washington, D.C. 20006

Polaris Capital Management, Inc.             SSgA Funds Management, Inc.
       125 Summer Street                       One International Place
       Boston, MA 02110                            Boston, MA 02110

                                  Distributor

                        U.S. Boston Capital Corporation
                              55 Old Bedford Road
                               Lincoln, MA 01773

                                   Custodian

                            State Street Kansas City
                            801 Pennsylvania Avenue
                             Kansas City, MO 64105

                                 Transfer Agent

                             Quantitative Advisors
                              55 Old Bedford Road
                               Lincoln, MA 01773

                            Independent Accountants

                           PricewaterhouseCoopers LLP
                           1055 Broadway, 10th Floor
                             Kansas City, MO 64105

[LOGO]

QUANT FUNDS
55 Old Bedford Road
  Lincoln, MA 01773
voice 800-326-2151
  fax 781-259-1166
www.QuantFunds.com

Distributed by U.S. Boston Capital Corp.
Member NASD, SIPC.